Fellow  Shareholders:                                             May  23,  1997
A  YEAR-TO-DATE  REVIEW

Last year was a difficult year for growth stock managers, and we were no exception. Unfortunately, some of the trends which penalized growth stocks last year continued through the first four months of 1997. While 1996 is ancient history by stock market standards, events which occurred last year formed the basis for today's concerns about the market and provides the framework for the discussion which follows.

The most important question, of course, is "What will happen the rest of this year?" Essentially, the market sentiment has not changed since March 1996 with the overriding concern being that the economy is growing too quickly and that this will touch off a series of preemptive strikes on inflation by the Fed.

As we now know, the Fed did take action on March 25, 1997 and raised the Fed Funds rate by twenty-five basis points. Since then, the market has been preoccupied with whether rates would be raised again. This caused the market to fall quite abruptly; the Dow fell from 7085 in mid-March to 6392 on April 11, a drop of 9.8%. More recently, the Fed voted to leave rates unchanged at the May 20 Federal Open-Market Committee ("FOMC") meeting and the market has rebounded to new highs as concern about interest rates ebbed. These extreme fluctuations have confused many but the market does have its own internal logic. It resembles the classical definition of chaos theory. What does it portend?

Rarely has an increase in the Fed Funds rate been so long anticipated as the one on March 25, 1997. Indeed, the market has been anticipating increases in the Fed Funds rate since March of 1996, when the calm of the market was shattered by exceptionally strong employment numbers. During this time, the market has frequently overestimated the degree of strength in the economy as well as inflationary pressures building up within the system.

For all of 1996, the economy grew 2.4%, slightly less than the Fed's desired target of 2.5%. In fact, even the fourth quarter, which was originally thought to be extremely strong at 4.7%, grew only 3.8%. Moreover, the GDP deflator was at a record low of 1.5%, indicating that inflation was not a factor at all during the year--despite substantial increases in energy and grain prices in the early part of the year.

During the first few months of 1997, there was a heightened concern about interest rates because there were a number of statistics to support the notion that the economy was growing very rapidly. On April 30, GDP was announced for the first quarter and it was a blockbuster, soaring 5.6%, which was higher than anyone expected. Upon analysis, however, 1.7% may have come purely from inventory buildup. Still, a 4% increase is quite high! I have maintained, however, that part of the strength in the economy, especially in January and February, related to the unusually pleasant weather in the Northeast. This not only had the effect of encouraging real estate activity and retail sales, but also played havoc with the seasonal adjustment factors. If my theory was true, we would expect to see a visible deceleration in economic activity in April and May. Thus far, this seems to be borne out by the most recent data. This economic deceleration first became evident when March housing starts fell 6.4%, later revised to a decrease of 7.7%. Additionally, retail sales weakened in March and April and auto sales are now down on a year-to-date basis.

Nowhere, however, is the slowing economy more evident than in the employment numbers, which is interesting because it is the centerpiece of concern about inflation. On May 2, the April data was announced and, while the jobless rate fell below 5% to the lowest level since December 1973, job creation dropped to 142,000, representing the second month of slow employment growth (March numbers were revised downward to 139,000). These paltry gains were lost in the sea of publicity surrounding the 4.9% unemployment number. However, it is clear that the job creation machine is slowing rapidly. In fact, included in the April number was a drop in manufacturing and construction jobs.

Given all of this weak economic news, it is hardly surprising that the Fed refrained from raising rates at its last FOMC meeting on May 20. Politically, of course, it would have been very poor timing for the Fed to raise rates after a bipartisan budget deal had been announced. There are, of course, those who believe that the Fed will definitely act in early July to increase rates and that the inevitable is merely being postponed for political reasons.

Clearly, however, there is no actual inflation. On May 14, the PPI for April was announced and it dropped a surprising .6% (month-over-month). Those who fear inflation should note that this is the fourth straight month of PPI deflation and the largest decline in almost four years. Excluding food and energy, the PPI declined .1%. The CPI for April increased only .1%, although the core rate did rise .3%, somewhat higher than expected.

LOOKING AHEAD

Against this backdrop, the yield on the 30-year U.S. Treasury bond has essentially traded in a range from 61/4% to 71/4% for the entire year. What this tells me is that despite the tremendous concern about the inflationary implications of a strong economy, the bond market really hasn't changed very much. Of course, what has changed is the level of the stock market. Therefore, I think it's fair to ask the question, "Is the stock market now overvalued, especially in relation to the bond market and/or short-term interest rates?"

At Alger, we have three ways of analyzing the valuation level of the market itself: 1) we compare the market to its historical relationship to the long bond; 2) we compare the market to its historical relationship to short-term interest rates; and 3) we compare the current market to its own history. All three of these models suggest that the market is fairly valued to slightly undervalued.

In the first instance, our analysis shows that during the last fifteen years the earnings yield of the S&P Industrial Average has traded between 50% and 90% of the yield on the 30-year U.S. Treasury bond. At 50%, as it was prior to the crash of '87, it is always a good time to sell. At 90%, it has always been a good time to buy. The median relationship is 70%, which is almost exactly where the market is trading at present. Based on this analysis, the market could appreciate 39% or decline 23% from its present level.

The second relationship relates the market to short-term interest rates. Here our model uses the Dow which has been an excellent predictor of market tops. Based on this model, the Dow could appreciate to 7700 given present levels of short-term interest rates. Conversely, it could sustain another 25 basis point increase in rates without becoming overvalued.

Lastly, the Dow at 7300 is trading at roughly 16.6x expected earnings. While this is in the top half of its traditional multiple range, it is no where near the high. For example, before the crash in `87, the market sold in excess of 20x expected earnings and at that time the yield on the long bond was 9%.

More striking is the relationship between the market and growth stocks. We have a matrix which comes from our research data base that relates growth stocks to the market. What we have found is that growth stocks go through a five year cycle of expansion and compression of their p/e multiples relative to the market. Presently, we are at the end of such a cycle, during which time growth stocks have traded between a zero premium and 1.7x the market. This contrasts with a historical relationship of 1.5 to 2.5x the market multiple. Presently, our model shows that large cap growth stocks are trading at 1.1x the market and small cap growth stocks are now trading at a discount (.98x the market), a highly unusual development.


In summary, we believe the following: First, unusual factors, such as the weather, exacerbated and exaggerated economic strength in the first quarter raising concern about interest rates. Secondly, the economy is now showing clear signs of deceleration. Thirdly, the major averages are fairly valued, but not overvalued. Lastly, growth stocks are dramatically undervalued compared to the larger market averages. In reviewing the outlook for the growth stocks we follow, we have concluded that the drop in growth stock multiples does not reflect deteriorating company fundamentals, but instead, negative investor psychology. If we are correct in our view that the economy is not overheating, the fears of accelerating inflation and future interest rate increases should abate. Market psychology should improve dramatically once signs of a slowing economy become evident. We expect that investor confidence will rebuild and premiums for quality growth stocks will expand.

All of this leads us to continue to be bullish about the market in general, but especially about growth stocks from now through the end of the year.

                                Respectfully submitted,

                                /s/ David D. Alger
                                --------------------------------------
                                David D. Alger
                                President

-------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------

Alger Growth Portfolio:
               Schedule of Investments...................................  5-6
               Financial Highlights......................................    7
Alger Small Capitalization Portfolio:
               Schedule of Investments................................... 8-10
               Financial Highlights......................................   11
Alger Balanced Portfolio:
               Schedule of Investments...................................12-13
               Financial Highlights......................................   14
Alger MidCap Growth Portfolio:
               Schedule of Investments...................................15-16
               Financial Highlights......................................   17
Alger Capital Appreciation Portfolio:
               Schedule of Investments...................................18-19
               Financial Highlights......................................   20
Alger Money Market Portfolio:
               Schedule of Investments...................................21-22
               Financial Highlights......................................   23
Statements of Assets and Liabilities.....................................   24
Statements of Operations                                                    25
Statement of Cash Flows (Alger Capital Appreciation Portfolio)...........   26
Statements of Changes in Net Assets......................................   27
Notes to Financial Statements............................................28-32

                                                                             -5-
THE ALGER FUND
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1997

Common Stocks--92.5%                                     Shares         Value
                                                         ------         -----
AEROSPACE--7.8%
Allied Signal Inc. ...........................           56,800      $ 4,103,800
Boeing Company (The) .........................           82,500        8,136,563
Gulfstream Aerospace Corp.* ..................           54,000        1,377,000
Sundstrand Corp. .............................           70,400        3,432,000
United Technologies Corp. ....................           67,000        5,066,875
                                                                     -----------
                                                                      22,116,238
                                                                     -----------
AGRICULTURE--.6%
Pioneer Hi-Bred International Inc. ...........           23,200        1,638,500
                                                                     -----------
APPAREL--1.3%
Tommy Hilfiger Corporation* ..................           91,500        3,637,125
                                                                     -----------
APPLIANCES & TOOLS--1.5%
Sunbeam Corp. ................................          134,200        4,260,850
                                                                     -----------
CHEMICALS--.5%
Monsanto Co. .................................           36,300        1,551,825
                                                                     -----------
COMMUNICATIONS--1.2%
WorldCom Inc.* ...............................          147,100        3,530,400
                                                                     -----------

COMMUNICATION
   EQUIPMENT--5.4%
Cisco Systems, Inc.* .........................           96,800        5,009,400
LM Ericsson Telephone Co., ADR,
   Cl. B .....................................           34,200        1,149,975
Motorola, Inc. ...............................          101,700        5,822,325
Tellabs, Inc.* ...............................           82,000        3,269,750
                                                                     -----------
                                                                      15,251,450
                                                                     -----------
COMPUTER RELATED &
   BUSINESS EQUIPMENT--5.8%
Hewlett-Packard Company ......................          111,500        5,853,750
Ingram Micro Inc. Cl. A* .....................           27,500          625,625
International Business Machines Corp. ........           39,000        6,269,250
Seagate Technology Inc.* .....................           82,400        3,780,100
                                                                     -----------
                                                                      16,528,725
                                                                     -----------
COMPUTER SOFTWARE--5.0%
Electronics For Imaging Inc.* ................           20,000          785,000
Microsoft Corporation* .......................           68,300        8,298,450
Oracle Corp.* ................................          100,100        3,978,975
Parametric Technology Corporation* ...........           25,000        1,131,250
                                                                     -----------
                                                                      14,193,675
                                                                     -----------
CONGLOMERATE--3.5%
General Electric Co. .........................           73,500        8,149,313
Tyco International Ltd. ......................           30,000        1,830,000
                                                                     -----------
                                                                       9,979,313
                                                                     -----------
CONSUMER PRODUCTS--6.4%
CUC International Inc.* ....................           196,400         4,148,950
Colgate Palmolive Co. ......................            26,000         2,886,000
Gillette Co. ...............................           111,800         9,503,000
Nabisco Holdings Corp., Cl.A ...............            45,800         1,757,575
                                                                     -----------
                                                                      18,295,525
                                                                     -----------
ENERGY & ENERGY SERVICES--3.9%
Diamond Offshore Drilling Inc.* ............            32,000         2,060,000
Reading & Bates Corp.* .....................           148,500         3,322,688
Schlumberger Ltd. ..........................            53,000         5,869,750
                                                                     -----------
                                                                      11,252,438
                                                                     -----------
FINANCIAL SERVICES--9.5%
Chase Manhattan Corp. ......................            26,900         2,491,613
Citicorp ...................................            84,700         9,539,338
Money Store Inc.(The) ......................           106,300         2,298,738
Morgan Stanley Group Inc. ..................           140,000         8,837,500
Schwab (Charles)Corporation(The) ...........           108,400         3,970,150
                                                                     -----------
                                                                      27,137,339
                                                                     -----------
FOODS & BEVERAGES--1.1%
PepsiCo, Inc. ..............................            88,600         3,089,925
                                                                     -----------

HEALTH CARE--.6%
McKesson Corp. .............................            22,500         1,628,438
                                                                     -----------

HEALTH MAINTENANCE
   ORGANIZATION--.5%
Oxford Health Plans, Inc.* .................            22,500         1,482,188
                                                                     -----------

INSURANCE--3.3%
American International Group, Inc. .........            73,100         9,393,350
                                                                     -----------

LEISURE & ENTERTAINMENT--2.2%
Carnival Corporation Cl. A .................            78,400         2,891,000
International Game Technology ..............           174,000         2,762,250
Mirage Resorts, Incorporated* ..............            30,000           603,750
                                                                     -----------
                                                                       6,257,000
                                                                     -----------
MEDICAL DEVICES--1.6%
Becton Dickinson & Co. .....................            65,000         2,990,000
Medtronic, Inc. ............................            21,000         1,454,250
                                                                     -----------
                                                                       4,444,250
                                                                     -----------
OIL & GAS--2.2%
Global Marine Inc* .........................            90,000         1,811,250
Halliburton Co. ............................            54,200         3,827,875
Tidewater Inc. .............................            17,300           694,162
                                                                     -----------
                                                                       6,333,287
                                                                     -----------

THE ALGER FUND                                                               -6-
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 1997

Common Stocks--92.5%                                     Shares         Value
                                                         ------         -----

PHARMACEUTICALS--9.1%
Bristol Myers Squibb Co. ....................           25,000      $  1,637,500
Eli Lilly & Company .........................          101,400         8,910,525
Merck & Co., Inc. ...........................          104,200         9,430,100
Pfizer Inc. .................................           16,500         1,584,000
Warner-Lambert Co. ..........................           44,500         4,361,000
                                                                    ------------
                                                                      25,923,125
                                                                    ------------
POLLUTION CONTROL--1.0%
USA Waste Services, Inc.* ...................           87,500         2,865,625
                                                                    ------------
RESTAURANTS--.5%
Lone Star Steakhouse & Saloon, Inc.* ........           70,900         1,400,275
                                                                    ------------
RETAILING--6.4%
Gucci Group N.V .............................           57,100         3,961,312
Home Depot, Inc. ............................          146,500         8,497,000
Wal-Mart Stores Inc. ........................          206,900         5,844,925
                                                                    ------------
                                                                      18,303,237
                                                                    ------------
SEMICONDUCTORS--10.0%
Altera Corporation* .........................           88,000         4,361,543
Intel Corp. .................................           43,000         6,584,375
Linear Technology Corporation ...............           88,300         4,437,075
Maxim Integrated Products,Inc.* .............           44,700         2,363,513
Micron Technology Inc.* .....................           38,100         1,343,025
Texas Instruments, Incorporated .............           49,700         4,435,725
Xilinx, Inc.* ...............................          100,500         4,924,500
                                                                    ------------
                                                                      28,449,756
                                                                    ------------
SEMICONDUCTORS
   CAPITAL EQUIPMENT--1.1%
Applied Materials Inc.* .....................           59,500         3,265,062
                                                                    ------------
MISCELLANEOUS--.5%
Service Corp., International ................           41,400         1,417,950
                                                                    ------------
Total Common Stocks
   (Cost $229,520,092) ......................                        263,626,871
                                                                    ------------
Preferred Stock--1.5%
COMMUNICATION EQUIPMENT
Nokia Corporation, ADR
   (Cost $3,755,407) ........................           66,900         4,323,413
                                                                    ------------
Warrants
MANUFACTURING
Windmere Corp.,*
   expire 1/19/98 (Cost $61) ................               81               456
                                                                    ------------

Short-Term Corporate                                Principal
   Notes--3.3% ..............................        Amount
                                                   ------------
Countrywide Funding Corporation,
   5.47%, 5/1/97 ............................      $ 1,110,000         1,110,000
Green Tree Financial Corp.,
   5.57%, 5/5/97 ............................        2,200,000         2,198,638
   5.59%, 5/8/97 ............................        1,750,000         1,748,098
Merrill Lynch & Co., Inc.,
   5.42%, 5/6/97 ............................        3,190,000         3,187,599
Wood Street Funding Corp.,
   5.55%, 5/7/97 (a) ........................        1,350,000         1,348,751
                                                                    ------------
Total Short-Term Corporate Notes
   (Cost $9,593,086) ........................                          9,593,086
                                                                    ------------
Total Investments
   (Cost $242,868,646)(b) ...................             97.3%      277,543,826
Other Assets in
   Excess of Liabilities ....................              2.7         7,588,275
                                                        ------      ------------
Net Assets ..................................            100.0%     $285,132,101
                                                        ======      ============
*    Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $242,868,646, amounted to $34,675,180 which consisted of aggregate gross unrealized appreciation of $41,149,704 and aggregate gross unrealized depreciation of $6,474,524.

                       See Notes to Financial Statements.

THE ALGER FUND                                                               -7-
ALGER GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                      Class A(vi)                                     Class B(i)
                                      -----------    -------------------------------------------------------------------------
                                         Four          Six
                                        Months        Months
                                         Ended         Ended                              Year Ended October 31,
                                       April 30,     April 30,      ----------------------------------------------------------
                                       1997(ii)      1997(ii)       1996          1995        1994           1993       1992
                                       --------      --------       ----          ----        ----           ----       ----
Net asset value, beginning
   of period......................... $   9.40      $   9.49     $   9.38      $   6.97    $   7.43      $   5.76     $  5.77
                                      --------      --------     --------      --------    --------      --------     -------
Net investment income (loss).........       --          (.08)        (.08)(iii)    (.02)       (.07)(iii)    (.02)       (.06)(iii)

Net realized and unrealized
   gain (loss) on investments........      .29           .55          .78          2.59         .35          1.70         .61
                                      --------      --------     --------      --------    --------      --------     -------
Total from investment
   operations........................      .29           .47          .70          2.57         .28          1.68         .55

Distributions from net
   realized gains....................       --          (.30)        (.59)         (.16)       (.74)         (.01)       (.56)
                                      --------      --------     --------      --------    --------      --------     -------
Net asset value, end of period....... $   9.69      $   9.66     $   9.49      $   9.38    $   6.97      $   7.43     $  5.76
                                      ========      ========     ========      ========    ========      ========     =======
Total Return(iv).....................     3.1%          4.9%         8.1%         37.8%        4.1%         29.2%        9.7%
                                      ========      ========     ========      ========    ========      ========     =======
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)................. $ 38,129      $247,003     $266,207      $154,284    $ 76,390      $ 37,988     $19,379
                                      ========      ========     ========      ========    ========      ========     =======

  Ratio of expenses to average
     net assets......................    1.34%         2.11%        2.08%(v)      2.09%(v)    2.20%(v)      2.20%(v)    2.32%(v)
                                      ========      ========     ========      ========    ========      ========     =======
  Ratio of net investment
     income (loss) to average
     net assets......................    (.25%)       (1.09%)       (.84%)       (1.03%)     (1.01%)       (1.16%)     (1.07%)
                                      ========      ========     ========      ========    ========      ========     =======
  Portfolio Turnover Rate............   64.12%        64.12%       94.91%       118.16%     103.86%       108.54%      69.28%
                                      ========      ========     ========      ========    ========      ========     =======
  Average Commission
     Rate Paid....................... $  .0682      $  .0682     $  .0715
                                      ========      ========     ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the year.
(iv)  Does not reflect the effect of any sales charges.
(v) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 2.07% for both years ended October 31, 1996 and 1995, respectively. Expense ratios for the years ended prior to October 31, 1995, have been reduced to reflect the effect of custody fees offset by earnings credits, if any.
(vi) Initially offered January 1, 1997.

                       See Notes to Financial Statements.

THE ALGER FUND                                                               -8-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1997

Common Stocks--89.8%                                      Shares        Value
                                                          ------        -----
AEROSPACE--1.9%
Aviall Inc.* ........................................    122,500     $ 1,454,687
BE Aerospace Inc.* ..................................    105,000       2,585,625
Wyman Gordon Co* ....................................    223,200       4,687,200
                                                                     -----------
                                                                       8,727,512
                                                                     -----------
ALUMINUM--.4%
Kaiser Aluminum Corp.* ..............................    155,000       1,666,250
                                                                     -----------
APPAREL--6.0%
Gymboree Corp* ......................................     60,000       1,661,280
Harold's Stores, Inc.* ..............................     27,445         257,297
Jones Apparel Group Inc.* ...........................    120,000       5,010,000
Kellwood Co. ........................................     65,400       1,553,250
Mens Wearhouse Inc.* ................................     57,500       1,430,313
Nautica Enterprises Inc.* ...........................    223,000       4,933,875
St. John Knits Inc. .................................    108,000       4,144,500
Warnaco Group Inc. Cl.A .............................    163,800       4,668,300
Tommy Hilfiger Corporation* .........................     84,000       3,339,000
                                                                     -----------
                                                                      26,997,815
                                                                     -----------
APPLIANCES & TOOLS--1.1%
Sunbeam Corp. .......................................    147,300       4,676,775
                                                                     -----------
AUTOMOTIVE--.2%
Navistar International Corp.* .......................     56,200         632,250
                                                                     -----------
AUTOMOTIVE EQUIPMENT
   & SERVICES--.2%
Cross-Continent Auto Retailers, Inc.* ...............     43,70          650,038
                                                                     -----------
BIO-TECHNOLOGY--1.0%
BioChem Pharma Inc.* ................................     72,600       1,305,638
INCYTE Pharmaceuticals, Inc.* .......................     74,000       3,145,000
                                                                     -----------
                                                                       4,450,638
                                                                     -----------
BUILDING & CONSTRUCTION--.5%
Morrison Knudsen Corp.* .............................    170,000       2,125,000
                                                                     -----------
BUSINESS SERVICES--2.2%
Cintas Corp. ........................................     45,000       2,463,750
G & K Services Inc. Cl. A ...........................     69,500       2,015,500
Harte Hanks Communications, Inc. ....................     29,600         806,600
Saville Systems PLC ADR* ............................    106,000       4,359,250
                                                                     -----------
                                                                       9,645,100
                                                                     -----------
COMMUNICATIONS--.4%
Sitel Corp.* ........................................     75,000         740,625
Teleport Communications
   Group Inc. Cl. A.* ...............................     36,600       1,043,100
                                                                     -----------
                                                                       1,783,725
                                                                     ----------
COMMUNICATION
   EQUIPMENT--3.4%
Essex International Inc.* ...........................     49,400         889,200
Pairgain Technologies Inc.* .........................     85,700       2,228,200
Powerwave Technologies, Inc.* .......................     78,300       1,301,738
Tellabs, Inc.* ......................................    270,500      10,786,188
                                                                     -----------
                                                                      15,205,326
                                                                     -----------
COMPUTER RELATED &
   BUSINESS EQUIPMENT--.6%
Auspex Systems Inc.* ................................     77,100         616,800
Read-Rite Corp.* ....................................     82,600       2,137,275
                                                                     -----------
                                                                       2,754,075
                                                                     -----------
COMPUTER SERVICES--5.5%
CKS Group Inc.* .....................................     92,000       1,943,500
Cambridge Technology Partners Inc.* .................     90,500       2,409,563
Keane Inc.* .........................................    103,000       4,776,625
Logicon Inc. ........................................     61,300       2,436,675
Quick Response Service Inc.* ........................    148,800       4,017,600
Sterling Commerce, Inc.* ............................    120,400       3,115,350
Sungard Data Systems* ...............................     81,800       3,629,875
Technology Solutions Co.* ...........................     50,000       1,318,750
Whittman-Hart, Inc.* ................................     36,400         691,600
                                                                     -----------
                                                                      24,339,538
                                                                     -----------
COMPUTER SOFTWARE--7.8%
CBT Group PLC ADS* ..................................     82,300       4,001,838
Electronics For Imaging Inc.* .......................    330,000      12,952,500
Oracle Corp.* .......................................    136,000       5,406,000
Parametric Technology Corporation* ..................     95,000       4,298,750
Peregrine Systems Inc.* .............................    100,000         925,000
Structural Dynamics Research Corp.* .................    299,500       6,364,375
3D Labs Inc. Ltd.* ..................................     42,500         998,750
                                                                     -----------
                                                                      34,947,213
                                                                     -----------
COMPUTER TECHNOLOGY--.3%
Digital Microwave Corp.* ............................     55,000       1,416,250
                                                                     -----------
CONSUMER PRODUCTS--1.6%
Coleman Co. Inc.* ...................................    124,500       1,929,750
Fred Meyer, Inc.* ...................................     64,500       2,652,562
Helen of Troy Ltd.* .................................     50,000       1,162,500
Samsonite Corp.* ....................................     30,000       1,245,000
                                                                     -----------
                                                                       6,989,812
                                                                     -----------
ENERGY & ENERGY SERVICES--2.3%
Camco International Inc. ............................     90,200       4,002,625
Hvide Marine Inc. Cl. A* ............................     90,900       1,568,025
Noble Drilling Corp.* ...............................    100,000       1,737,500
Reading & Bates Corp.* ..............................     95,000       2,125,625
Smith International Inc.* ...........................     20,000         947,500
                                                                     -----------
                                                                      10,381,275
                                                                     -----------

THE ALGER FUND                                                               -9-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 1997

Common Stocks--89.8%                                      Shares        Value
                                                          ------        -----
AEROSPACE--1.9%
FINANCIAL SERVICES--5.2%
Associated Banc-Corp ................................     12,000     $   447,000
CCB Financial Corp. .................................     19,000       1,289,625
Colonial BancGroup Inc. .............................     16,000         360,000
Commerce Bancshares Inc. ............................     34,700       1,570,175
Compass Bancshares Inc. .............................     67,500       2,041,875
E*TRADE Group, Inc.* ................................     92,000       1,380,000
Mercantile Bankshares Corp. .........................     33,500       1,231,125
Money Store Inc.(The) ...............................    387,000       8,368,875
National Commerce Bancorp ...........................     45,000       1,923,750
Provident Bankshares Corp. ..........................     42,000       1,480,500
Signet Banking Corp. ................................     54,600       1,685,775
Wilmington Trust Corp. ..............................     37,000       1,591,000
                                                                     -----------
                                                                      23,369,700
                                                                     -----------
FOOD & BEVERAGES--3.4%
Chiquita Brands International Inc. ..................    287,000       4,125,625
Fine Host Corp* .....................................     69,800       1,762,450
Interstate Bakeries Corp. ...........................     47,200       2,448,500
JP Foodservice Inc.* ................................    109,000       3,038,375
Morningstar Group Inc.* .............................     60,000       1,455,000
Smithfield Foods Inc.* ..............................     50,000       2,306,250
                                                                     -----------
                                                                      15,136,200
                                                                     -----------
FREIGHT--.1%
Landstar Systems Inc.* ..............................     24,100         617,562
                                                                     -----------
HEALTH CARE--2.4%
Elan Corp PLC-ADR* ..................................     99,000       3,366,000
McKesson Corp. ......................................     45,600       3,300,300
Omnicare, Inc. ......................................    126,700       3,088,312
United Dental Care, Inc.* ...........................     45,000         990,000
                                                                     -----------
                                                                      10,744,612
                                                                     -----------
HEALTH MAINTENANCE
   ORGANIZATION--1.0%
Oxford Health Plans, Inc.* ..........................     70,000       4,611,250
                                                                     -----------

INDUSTRIAL EQUIPMENT--.3%
Waters Corp.* .......................................     40,000       1,185,000
                                                                     -----------

INSURANCE--2.4%
Equitable Of Iowa Companies .........................     25,000       1,221,875
Executive Risk Inc. .................................     48,500       2,194,625
HCC Insurance Holdings Inc. .........................     60,000       1,507,500
Protective Life Corp. ...............................     36,500       1,615,125
USF&G Corp. .........................................     89,000       1,780,000
Vesta Insurance Group Inc. ..........................     61,700       2,575,975
                                                                     -----------
                                                                      10,895,100
                                                                     -----------
LEISURE &
   ENTERTAINMENT--.7%
Cinar Films,Inc. Cl. B.* ............................     41,500         944,125
International Game Technology .......................    145,000       2,301,875
                                                                     -----------
                                                                       3,246,000
                                                                     -----------
MEDICAL DEVICES--3.2%
Acuson Corp.* .......................................    102,600       2,488,050
Biopsys Medical Inc.* ...............................     50,000       1,025,000
ESC Medical Systems Ltd. ............................    201,200       5,407,250
Hologic, Inc.* ......................................    207,000       4,295,250
Mentor Corp. ........................................     54,200       1,253,375
                                                                     -----------
                                                                      14,468,925
                                                                     -----------
MEDICAL SERVICES--2.4%
Express Scripts Inc. Cl. A.* ........................     43,000       1,580,250
Hooper Holmes Inc. ..................................     43,300         752,337
Lincare Holdings Inc.* ..............................    126,700       4,972,975
National Surgery Centers, Inc.* .....................     30,800         924,000
PhyCor, Inc.* .......................................     97,087       2,584,940
                                                                     -----------
                                                                      10,814,502
                                                                     -----------
MEDICAL TECHNOLOGY--.3%
Curative Health Services Inc.* ......................     55,000       1,299,375
                                                                     -----------

METALS--.8%
Special Metals Corp.* ...............................     81,000       1,144,125
Titanium Metals Corporation* ........................     84,100       2,176,087
                                                                     -----------
                                                                       3,320,212
                                                                     -----------
OIL & GAS--1.8%
Energy Ventures Inc.* ...............................     34,400       2,300,500
Global Marine Inc* ..................................    165,000       3,320,625
Varco International Inc.* ...........................    112,000       2,576,000
                                                                     -----------
                                                                       8,197,125
                                                                     -----------
PACKAGING & FOREST
   PRODUCTS--1.0%
Sealed Air Corp.* ...................................     99,400       4,597,250
                                                                     -----------

PHARMACEUTICALS--.8%
Dura Pharmaceuticals, Inc.* .........................    130,000       3,770,000
                                                                     -----------

POLLUTION CONTROL--3.4%
Culligan Water Technologies Inc.* ...................     45,000       1,839,375
USA Waste Services, Inc.* ...........................    140,000       4,585,000
United Waste Systems, Inc.* .........................    263,000       8,876,250
                                                                     -----------
                                                                      15,300,625
                                                                     -----------
RESTAURANTS & LODGING--.6
Prime Hospitality Corp.* ............................    160,000       2,660,000
                                                                     -----------
RETAILING--5.8%
Bed Bath & Beyond Inc.* .............................    116,900       3,200,137
Borders Group Inc.* .................................    118,600       2,520,250
Dominick's Supermarkets, Inc.* ......................     25,000         512,500
Family Dollar Stores Inc. ...........................     26,600         694,925
Genesco Inc.* .......................................     59,500         691,687
Gucci Group N.V .....................................     75,700       5,251,687
Quiksilver Inc.* ....................................     37,500         815,625
Sothebys Holdings Inc., Cl. A .......................     50,200         796,925
Stage Stores, Inc.* .................................    110,000       2,282,500
TJX Companies, Inc. .................................    117,700       5,561,325

THE ALGER FUND                                                              -10-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 1997

Common Stocks--(cont.)                                    Shares        Value
                                                          ------        -----
RETAILING--(cont.)
Tiffany & Co. .......................................     13,500     $   534,937
West Marine Inc.* ...................................     68,600       1,783,600
WestPoint Stevens Inc.* .............................     35,000       1,369,375
                                                                     -----------
                                                                      26,015,473
                                                                     -----------
SEMICONDUCTORS--13.4%
Adaptec, Inc.* ......................................    227,400       8,413,800
Altera Corporation* .................................    270,000      13,382,010
Linear Technology Corporation .......................    139,300       6,999,825
Maxim Integrated Products,Inc.* .....................    188,400       9,961,650
Microchip Technology
   Incorporated* ....................................     87,300       2,728,125
Micron Technology Inc.* .............................     61,600       2,171,400
Texas Instruments, Incorporated .....................     74,500       6,649,125
Xilinx, Inc.* .......................................    200,200       9,809,800
                                                                     -----------
                                                                      60,115,735
                                                                     -----------
SEMICONDUCTORS CAPITAL
   EQUIPMENT--3.0%
Applied Materials Inc.* .............................     80,500       4,417,437
ASM Lithography Holding NV* .........................     41,300       3,283,350
Integrated Process Equipment
   Corp.* ...........................................     72,600         989,175
Kulicke & Soffa Industries Inc.* ....................    172,000       4,805,336
                                                                     -----------
                                                                      13,495,298
                                                                     -----------
TRANSPORTATION--1.5%
Coach USA Inc* ......................................    193,200       4,926,600
Knightsbridge Tankers Ltd. ..........................     75,000       1,706,250
                                                                     -----------
                                                                       6,632,850
                                                                     -----------
UTILITIES--.2%
Westcoast Energy Inc. ...............................     51,000         873,375
                                                                     -----------

MISCELLANEOUS--.7%
Loewen Group Inc. ...................................     34,900       1,003,375
Ogden Corp. .........................................    100,300       2,106,300
                                                                     -----------
                                                                       3,109,675
                                                                     -----------
Total Common Stocks
   (Cost $348,005,975) ..............................                401,864,436
                                                                     -----------

Short-Term Corporate                               Principal
Notes--10.2%                                        Amount
                                                  ---------
Delaware Funding Corp.,
   5.45%, 5/8/97 (a) ......................      $  7,500,000          7,492,052
Dynamic Funding Corp.,
   5.65%, 5/9/97 ..........................         9,520,000          9,508,047
Green Tree Financial Corp.,
   5.57%, 5/5/97 ..........................         6,000,000          5,996,287
Merrill Lynch & Co., Inc.,
   5.42%, 5/6/97 ..........................           800,000            799,398
   5.50%, 5/14/97 .........................         6,800,000          6,786,494
Omnibus Funding Corp.,
   5.50%, 5/13/97 (a) .....................        10,950,000         10,929,925
Wood Street Funding Corp.,
   5.55%, 5/7/97 (a) ......................         4,230,000          4,226,087
                                                                    ------------
Total Short-Term Corporate Notes
   (Cost $45,738,290) .....................                           45,738,290
                                                                    ------------
Total Investments
   (Cost $393,744,265) (b) ................             100.0%       447,602,726
Other Assets in
   Excess of Liabilities ..................                .0            158,618
                                                      -------       ------------
Net Assets ................................             100.0%      $447,761,344
                                                      =======       ============

  *  Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $393,744,265, amounted to $53,858,461 which consisted of aggregate gross unrealized appreciation of $66,985,799 and aggregate gross unrealized depreciation of $13,127,338.

                       See Notes to Financial Statements.

                                                                            -11-
THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                       Class A(vi)                                         Class B(i)
                                       -----------     ----------------------------------------------------------------------

                                           Four           Six
                                          Months        Months
                                           Ended         Ended                              Year Ended October 31,
                                         April 30,      April 30,    --------------------------------------------------------
                                         1997(ii)       1997(ii)       1996         1995         1994        1993        1992
                                       -----------     ---------     -------      -------     -------     --------      -----
Net asset value, beginning
   of period.....................        $  9.21       $  10.86     $  11.13    $   7.62    $  8.65       $  6.88     $  6.97
                                         -------       --------     --------    --------    -------       -------     -------

Net investment income (loss).....           (.01)          (.05)        (.09)       (.13)      (.09)         (.08)       (.11)(iii)
Net realized and unrealized
   gain (loss) on investments....          (1.10)          (.99)         .42        3.64       (.02)         1.85         .37
                                         -------       --------     --------    --------    -------       -------     -------

Total from investment
   operations....................          (1.11)         (1.04)         .33        3.51       (.11)         1.77         .26
Distributions from net
   realized gains................             --          (1.74)        (.60)         --       (.92)           --        (.35)
                                         -------       --------     --------    --------    -------       -------     -------

Net asset value, end of period...        $  8.10       $   8.08     $  10.86    $  11.13    $  7.62        $ 8.65      $ 6.88
                                         =======       ========     ========    ========    =======        ======      ======

Total Return(iv).................         (12.1%)        (11.4%)        3.2%       46.2%      (1.1%)        25.8%        3.4%
                                         =======       ========     ========    ========    =======        ======      ======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted).............        $ 8,989       $438,772     $553,872    $463,718    $294,890      $300,108    $182,432
                                         =======       ========     ========    ========    ========      ========    ========

  Ratio of expenses to average
     net assets..................          1.40%          2.15%        2.13%(v)    2.11%(v)    2.18%(v)      2.13%(v)    2.17%(v)
                                         =======       ========     ========    ========    ========      ========    ========

  Ratio of net investment
     income (loss) to average
     net assets..................          (.76%)        (1.65%)       (1.59%)     (1.75%)     (1.51%)       (1.52%)     (1.64%)
                                         =======       ========      ========    ========    ========      ========    ========

  Portfolio Turnover Rate........         63.24%         63.24%       153.35%      97.37%     131.86%       148.49%     121.00%
                                         =======       ========      ========    ========    ========      ========    ========

  Average Commission
     Rate Paid...................        $ .0635       $  .0635     $  .0611
                                         =======       ========     ========

(i)   Per share data has been  adjusted  to reflect  the effect of a 3 for 1 stock split which  occurred  September  27,  1995.
(ii)  Unaudited.  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the year.
(iv)  Does not reflect the effect of any sales charges.
(v)   Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits  would have been the same for the years ended October 31, 1996 and 1995,  respectively.
      Expense  ratios for the years ended prior to October 31,  1995,  have been reduced to reflect the effect of custody fees offset by earnings credits, if any.
(vi)  Initially offered January 1, 1997.

                       See Notes to Financial Statements.

                                                                            -12-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS  (Unaudited)
April 30, 1997

Common Stocks--59.2%                             Shares            Value
                                                 ------            -----
AEROSPACE--5.0%
Allied Signal Inc...........................     1,500         $ 108,375
Boeing Company (The)........................     2,200           216,975
Gulfstream Aerospace Corp.*.................     1,700            43,350
Sundstrand Corp.............................     2,100           102,375
United Technologies Corp....................     1,700           128,563
                                                               ---------
                                                                 599,638
                                                               ---------
AGRICULTURE--.4%
Pioneer Hi-Bred International Inc...........       600            42,375
                                                               ---------
APPAREL--.2%
Tommy Hilfiger Corporation*.................       700            27,825
                                                               ---------
APPLIANCES & TOOLS--1.3%
Sunbeam Corp................................     5,000           158,750
                                                               ---------
CHEMICALS--.7%
Avery Dennison Corp.........................     1,000            36,750
Monsanto Co.................................     1,000            42,750
                                                               ---------
                                                                  79,500
                                                               ---------
COMMUNICATIONS--.6%
WorldCom Inc.*..............................     3,100            74,400
                                                               ---------
COMMUNICATION
   EQUIPMENT--3.3%
Cisco Systems, Inc.*........................     2,500           129,375
LM Ericsson Telephone Co. ADR
   Cl. B....................................       800            26,900
Motorola, Inc...............................     2,600           148,850
Tellabs, Inc.*..............................     2,100            83,738
                                                               ---------
                                                                 388,863
                                                               ---------
COMPUTER RELATED &
   BUSINESS EQUIPMENT--3.3%
Hewlett-Packard Company.....................     3,000           157,500
International Business Machines Corp........     1,000           160,750
Seagate Technology Inc.*....................     1,600            73,400
                                                               ---------
                                                                 391,650
                                                               ---------
COMPUTER SOFTWARE--3.2%
Microsoft Corporation*......................     1,800           218,700
Oracle Corp.*...............................     4,300           170,925
                                                               ---------
                                                                 389,625
                                                               ---------
CONGLOMERATE--2.0%
General Electric Co. .......................     2,200           243,925
                                                               ---------
CONSUMER PRODUCTS--3.7%
CUC International Inc.*.....................     3,000            63,375
Colgate Palmolive Co........................       700            77,700
Gillette Co.................................     3,000           255,000
Nabisco Holdings Corp Cl.A..................     1,200            46,050
                                                               ---------
                                                                 442,125
                                                               ---------
ENERGY & ENERGY
   SERVICES--2.2%
Reading & Bates Corp.*......................     4,000            89,500
Schlumberger Ltd............................     1,600           177,200
                                                               ---------
                                                                 266,700
                                                               ---------
FINANCIAL SERVICES--7.5%
Chase Manhattan Corp........................       900            83,363
Citicorp....................................     2,500           281,563
First Data Corporation......................     1,436            49,542
Money Store Inc. (The)......................     6,000           129,750
Morgan Stanley Group Inc....................     3,900           246,188
Schwab (Charles) Corporation (The)..........     3,000           109,875
                                                               ---------
                                                                 900,281
                                                               ---------
FOODS & BEVERAGES--.7%
PepsiCo, Inc................................     2,400            83,700
                                                               ---------
HEALTH CARE--.4%
McKesson Corp...............................       600            43,425
                                                               ---------
HEALTH MAINTENANCE
   ORGANIZATION--.3%
Oxford Health Plans Inc.*...................       600            39,525
                                                               ---------
INSURANCE--3.0%
American International Group Inc............     2,400           308,400
MGIC Investment Corp........................       600            48,750
                                                               ---------
                                                                 357,150
                                                               ---------
LEISURE &
  ENTERTAINMENT--1.3%
Carnival Corporation Cl. A..................     2,200            81,125
International Game Technology...............     5,000            79,375
                                                               ---------
                                                                 160,500
                                                               ---------
MEDICAL DEVICES--.5%
Becton Dickinson & Co.......................       600            27,600
Medtronic, Inc..............................       500            34,625
                                                               ---------
                                                                  62,225
                                                               ---------
OIL & GAS--1.0%
Halliburton Co..............................     1,400            98,875
Tidewater Inc...............................       500            20,063
                                                               ---------
                                                                 118,938
                                                               ---------
PHARMACEUTICALS--6.5%
Bristol Myers Squibb Co.....................       800            52,400
Eli Lilly & Company.........................     3,200           281,200
Merck & Co., Inc............................     3,200           289,600
Pfizer Inc..................................       400            38,400
Warner-Lambert Co...........................     1,200           117,600
                                                               ---------
                                                                 779,200
                                                               ---------
POLLUTION CONTROL--.7%
USA Waste Services, Inc.*...................     2,400            78,600
                                                               ---------

RETAILING--4.1%
Gucci Group N.V.............................     1,000            69,375
Home Depot, Inc.............................     3,900           226,200
Nine West Group Inc.*.......................       900            35,663
Wal-Mart Stores Inc.........................     5,700           161,025
                                                               ---------
                                                                 492,263
                                                               ---------

                                                                            -13-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS  (Continued) (Unaudited)
April 30, 1997

Common Stocks--(cont.)                           Shares            Value
                                                 ------            -----

SEMICONDUCTORS--6.4%
Adaptec, Inc.*..............................     2,500          $ 92,500
Altera Corporation*.........................     2,400           118,950
Intel Corp..................................     1,100           168,438
Linear Technology Corporation...............     2,400           120,600
Maxim Integrated Products, Inc.*............     1,200            63,450
Micron Technology Inc.*.....................     1,000            35,250
Texas Instruments, Incorporated.............       600            53,550
Xilinx, Inc.*...............................     2,400           117,600
                                                               ---------
                                                                 770,338
                                                               ---------

SEMICONDUCTORS CAPITAL
   EQUIPMENT--.4%
Applied Materials Inc.*.....................       900            49,388
                                                               ---------

MISCELLANEOUS--.5%
Loewen Group Inc............................       600            17,250
Service Corp., International................     1,100            37,675
                                                               ---------
                                                                  54,925
                                                               ---------

Total Common Stocks
   (Cost $6,031,451)........................                   7,095,834
                                                               ---------

Preferred Stock--1.0%
COMMUNICATION EQUIPMENT
Nokia Corporation, ADR
   (Cost $98,845)...........................     1,800           116,325
                                                               ---------



                                               Principal
                                                Amount
Corporate Bonds--14.4%                         ---------
AUTOMOTIVE--4.6%
Ford Motor Capital B.V.,
   9.50%, 6/1/10............................  $300,000           349,362
General Motors Acceptance Corp.,
   7.125%, 6/1/99...........................   200,000           201,898
                                                               ---------
                                                                 551,260
                                                               ---------

CHEMICALS &
   PHARMACEUTICALS--1.7%
WMX Technologies Corp.,
  8.25%, 11/15/99...........................   200,000           206,868
                                                               ---------

ELECTRIC &
   GAS COMPANIES--2.2%
Cincinnati Gas & Electric Co.,
   7.20%, 10/1/23...........................   100,000            93,845
Pacific Gas & Electric Co.,
   7.25%, 3/1/26............................   182,000           171,249
                                                               ---------
                                                                 265,094
                                                               ---------

FINANCIAL SERVICES--3.4%
Merrill Lynch & Co., Inc.,
   6.375%, 9/8/06...........................  $100,000            93,470
Transamerica Financial Corp.
   7.85%, 10/21/99..........................   300,000           306,000
                                                               ---------
                                                                 399,470
                                                               ---------

MANUFACTURING--2.5%
Allied Signal Inc.
   6.75%, 8/15/00...........................   300,000           299,394
                                                               ---------

Total Corporate Bonds
   (Cost $1,790,432)........................                   1,722,086
                                                               ---------

U.S. Government & Agency
   Obligations--23.6%
U.S. Treasury Notes,
   5.75%, 9/30/97...........................   250,000           250,078
U.S. Treasury Notes,
   5.625%, 11/30/98.........................   200,000           198,344
U.S. Treasury Notes,
   7.50%, 10/31/99..........................   100,000           102,531
U.S. Treasury Notes,
   6.375%, 1/15/00..........................   100,000           100,000
U.S. Treasury Notes,
   5.875%, 11/30/01.........................   200,000           194,626
U.S. Treasury Notes,
   7.50%, 5/15/02...........................   100,000           103,984
U.S. Treasury Notes,
   6.25%, 2/15/03...........................   250,000           245,743
Federal Home Loan Bank Corp.,
   6.683%, 10/16/00.........................   250,000           248,320
Federal Home Loan Bank Corp.,
   8.02%, 1/30/12...........................   400,000           393,812
Federal Home Loan Mortgage Corp.,
   6.50%, 6/10/03...........................   150,000           145,476
Federal Home Loan Mortgage Corp.,
   7.00%, 3/6/07............................   200,000           192,594
Federal National Mortgage Assoc.,
   7.11%, 4/16/01...........................   250,000           248,980
Federal National Mortgage Assoc.,
   7.60%, 4/1/04............................   300,000           297,375
Federal National Mortgage Assoc.,
   8.50%, 2/1/05............................   100,000           103,953
                                                             -----------
Total U.S. Government & Agency
   Obligations (Cost $2,861,523)............                   2,825,816
                                                             -----------

Total Investments
   (Cost $10,782,251) (a)...................      98.2%       11,760,061
Other Assets in
   Excess of Liabilities....................       1.8           218,116
                                                 -----       -----------
Net Assets..................................     100.0%      $11,978,177
                                                 =====       ===========

  * Non-income producing security.
(a) At April 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,782,251, amounted to $977,810 which consisted of aggregate gross unrealized appreciation of $1,234,112 and aggregate gross unrealized depreciation of $256,302.

                       See Notes to Financial Statements.

                                                                            -14-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                  Class A(vii)                                                 Class B
                                                  -------------          ----------------------------------------------------------
                                                                                                                       From
                                                                                                                    June 1, 1992
                                                                                                                   (commencement
                                         Four Months    Six Months                  Year Ended October 31,         of operations)
                                           Ended          Ended                                                     to October 31,
                                          April 30,      April 30,   ------------------------------------------
                                         1997(i)(iv)    1997(i)(iv)  1996       1995          1994        1993      1992 (iv)
                                         -----------    ----------   --------   -----         -----       -----     -------------
Net asset value, beginning
   of period.......................     $  13.99      $  14.21       $  13.59   $  10.65      $  11.18    $  9.95    $  10.00
                                        --------      --------       --------   --------      --------    -------    --------
Net investment income (loss).......          .02           .01            .12       (.02)(ii)     (.05)      (.01)       (.12)
Net realized and unrealized
   gain (loss) on investments......          .36           .52            .72       2.96          (.39)      1.24         .07
                                        --------      --------       --------   --------      --------    -------    --------
Total from investment
   operations......................          .38           .53            .84       2.94          (.44)      1.23        (.05)
                                        --------      --------       --------   --------      --------    -------    --------
Dividends from net investment
   income..........................           --          (.06)          (.01)        --            --         --          --
Distributions from net realized
   gains...........................           --          (.34)          (.21)        --          (.09)        --          --
                                        --------      --------       --------   --------      --------    -------    --------
Total Distributions................           --          (.40)          (.22)        --          (.09)        --          --
                                        --------      --------       --------   --------      --------    -------    --------
Net asset value, end of period.....     $  14.37      $  14.34       $  14.21   $  13.59      $  10.65   $  11.18    $   9.95
                                        ========      ========       ========   ========      ========   ========    ========
Total Return(iii)..................         2.7%          3.8%           6.3%      27.6%         (4.0%)     12.4%       (0.5%)
                                        ========      ========       ========   ========      ========   ========    ========
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted)...............     $    285      $ 11,693       $ 13,492   $  6,214      $  3,073   $  3,125    $  1,370
                                        ========      ========       ========   ========      ========   ========    ========
  Ratio of expenses to average
     net assets....................        2.16%         2.93%          2.70%(v)   3.34%(v)      3.18%(v)   3.82%(v)    5.62%(v)
                                        ========      ========       ========   ========      ========   ========    ========
 Decrease reflected in above
     expense ratios due to expense
     reimbursements (vi)...........           --            --             --       .24%            --       .75%         .75%
                                         ========      ========       ========   =======       =======    =======     ========
  Ratio of net investment income
     (loss) to average net assets..        1.13%          .14%           .47%      (.13%)        (.41%)     (.97%)      (3.07%)
                                         ========      ========       =======    =======       =======    =======     ========
 Portfolio Turnover Rate..........        42.34%        42.34%         85.51%     84.06%        84.88%    115.17%       17.07%
                                         ========      ========       =======    =======       =======    =======     ========
  Average Commission
     Rate Paid.....................     $  .0715      $  .0715       $  .0700
                                        ========      ========       ========

(i)    Unaudited.
(ii)   Amount was computed based on average shares outstanding during the period.
(iii)  Does not reflect the effect of any sales charges.
(iv)   Ratios have been annualized; total return has not been annualized.
(v)    Reflects  total  expenses,  including  custody  fees  offset by  earnings credits resulting from balances left on deposit.
       The expense ratio net of earnings credits  would  have been  2.69% and 3.25% for the years  ended October 31, 1996 and 1995, respectively.  Expense  ratios for the period ended prior to October 31, 1995,  have been reduced to reflect the effect of custody fees offset by earnings credits, if any.
(vi)   Represents expense reimbursements made pursuant to applicable state expense limits.
(vii)  Initially offered January 1, 1997.


                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1997

Common Stocks--85.4%                            Shares          Value
                                                ------          -----
AEROSPACE--4.0%
BE Aerospace Inc.*..........................    25,400        $  625,475
Gulfstream Aerospace Corp.*.................   105,800         2,697,900
Sundstrand Corp.............................    47,900         2,335,125
                                                              ----------
                                                               5,658,500
                                                              ----------
AGRICULTURE--1.6%
Pioneer Hi-Bred International Inc...........    32,100         2,267,063
                                                              ----------
APPAREL--2.3%
Nautica Enterprises Inc.*...................    63,600         1,407,150
Warnaco Group Inc. Cl. A....................    24,200           689,700
Tommy Hilfiger Corporation*.................    30,000         1,192,500
                                                              ----------
                                                               3,289,350
                                                              ----------
APPLIANCES & TOOLS--3.1%
Sunbeam Corp................................   137,100         4,352,925
                                                              ----------
BUSINESS SERVICES--2.2%
Cintas Corp.................................    34,700         1,899,825
Paychex, Inc................................    26,000         1,217,137
                                                              ----------
                                                               3,116,962
                                                              ----------
BIO-TECHNOLOGY--.3%
BioChem Pharma Inc.*........................    25,000           449,600
                                                              ----------
BROADCASTING--.6%
Univision Communications Inc.,
   Cl. A.*..................................    25,000           850,000
                                                              ----------
CHEMICALS--.6%
Avery Dennison Corp.........................    21,000           771,750
                                                              ----------
COMMUNICATIONS--.9%
WorldCom Inc.*..............................    55,200         1,324,800
                                                              ----------
COMMUNICATION
   EQUIPMENT--3.6%
Cisco Systems, Inc.*........................    33,300         1,723,275
Pairgain Technologies Inc.*.................     6,900           179,400
Tellabs, Inc.*..............................    79,600         3,174,050
                                                              ----------
                                                               5,076,725
                                                              ----------
COMPUTER RELATED &
   BUSINESS EQUIPMENT--3.3%
Ingram Micro Inc. Cl. A.*...................    20,000           455,000
Read-Rite Corp.*............................    22,200           574,425
Seagate Technology Inc.*....................    77,500         3,555,312
                                                              ----------
                                                               4,584,737
                                                              ----------
COMPUTER SERVICES--.8%
Sterling Commerce, Inc.*....................    44,500         1,151,438
                                                              ----------
COMPUTER SOFTWARE--4.3%
Electronics For Imaging Inc.*...............    63,300         2,484,525
Parametric Technology Corporation*..........    79,400         3,592,850
                                                              ----------
                                                               6,077,375
                                                              ----------
CONGLOMERATE--.8%
Tyco International Ltd......................    19,100         1,165,100
                                                              ----------
CONSUMER PRODUCTS--2.0%
CUC International Inc.*.....................   134,500         2,841,313
                                                              ----------
ENERGY &
   ENERGY SERVICES--1.9%
Reading & Bates Corp.*......................    74,500         1,666,938
Smith International Inc.*...................    20,000           947,500
                                                              ----------
                                                               2,614,438
                                                              ----------
FINANCIAL SERVICES--7.3%
Equifax, Inc................................    72,000         2,070,000
First Data Corporation......................    26,188           903,486
Money Store Inc. (The)......................   162,100         3,505,412
Schwab (Charles) Corporation (The)..........    85,100         3,116,788
SunAmerica Inc..............................    14,000           644,000
                                                              ----------
                                                              10,239,686
                                                              ----------
FOODS & BEVERAGES--.8%
Chiquita Brands International Inc...........    74,500         1,070,938
                                                              ----------
HEALTH CARE--2.5%
Elan Corp PLC-ADR*..........................    61,000         2,074,000
McKesson Corp...............................    19,800         1,433,025
                                                              ----------
                                                               3,507,025
                                                              ----------
HEALTH MAINTENANCE
   ORGANIZATION--1.6%
Oxford Health Plans, Inc.*..................    33,900         2,233,163
                                                              ----------

INDUSTRIAL EQUIPMENT--.3%
Waters Corp.*...............................    14,500           429,563
                                                              ----------
INSURANCE--2.2%
MGIC Investment Corp........................    38,000         3,087,500
                                                              ----------

LEISURE &
   ENTERTAINMENT--3.5%
Carnival Corporation Class A................    19,200           708,000
International Game Technology...............   230,000         3,651,250
Mirage Resorts, Incorporated*...............    25,800           519,225
                                                              ----------
                                                               4,878,475
                                                              ----------
MEDICAL DEVICES--.9%
Becton Dickinson & Co.......................    27,000         1,242,000
                                                              ----------

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 1997

Common Stocks--(cont.)                            Shares          Value
                                                  ------          -----

MEDICAL SERVICES--1.1%
Cardinal Health, Inc........................    13,000         $ 692,250
PhyCor, Inc.*...............................    32,500           865,313
                                                              ----------
                                                               1,557,563
                                                              ----------

METALS--.9%
Special Metals Corp.*.......................    20,000           282,500
Titanium Metals Corporation*................    40,800         1,055,700
                                                              ----------
                                                               1,338,200
                                                              ----------

OIL & GAS--2.7%
Global Marine Inc*..........................    80,000         1,610,000
Halliburton Co..............................    27,000         1,906,875
Tidewater Inc...............................     8,400           337,050
                                                              ----------
                                                               3,853,925
                                                              ----------

PAPER PACKAGING &
   FOREST PRODUCTS--1.6%
Sealed Air Corp.*...........................    47,700         2,206,125
                                                              ----------

POLLUTION CONTROL--3.0%
USA Waste Services, Inc.*...................    41,100         1,346,025
U.S. Filter Corp.*..........................    50,500         1,533,938
United Waste Systems, Inc.*.................    40,000         1,350,000
                                                              ----------
                                                               4,229,963
                                                              ----------

RESTAURANTS & LODGING--1.3%
Boston Chicken Inc.*........................    32,600           778,325
Lone Star Steakhouse & Saloon, Inc.*........    53,100         1,048,725
                                                              ----------
                                                               1,827,050
                                                              ----------

RETAILING--5.3%
Borders Group Inc.*.........................    41,000           871,250
Gucci Group N.V.............................    39,000         2,705,625
Nine West Group Inc.*.......................    15,600           618,150
Rite Aid Corp...............................    23,700         1,090,200
TJX Companies, Inc..........................    47,200         2,230,200
                                                              ----------
                                                               7,515,425
                                                              ----------

SEMICONDUCTORS--12.6%
Adaptec, Inc.*..............................    87,900         3,252,300
Altera Corporation*.........................    85,400         4,232,680
Linear Technology Corporation...............    81,200         4,080,300
Maxim Integrated Products, Inc.*............    74,900         3,960,338
Xilinx, Inc.*...............................    46,500         2,278,500
                                                              ----------
                                                              17,804,118
                                                              ----------

SEMICONDUCTORS CAPITAL
   EQUIPMENT--4.2%
Applied Materials Inc.*.....................    57,100       $ 3,133,363
Kulicke & Soffa Industries Inc.*............    45,500         1,271,179
ASM Lithography Holding NV*.................    20,000         1,590,000
                                                             -----------
                                                               5,994,542
                                                             -----------

TRANSPORTATION--.5%
Coach USA Inc*............................      26,300           670,650
                                                             -----------

MISCELLANEOUS--.8%
Loewen Group Inc..........................      13,600           391,000
Service Corp. International...............      20,300           695,273
                                                             -----------
                                                               1,086,273
                                                             -----------

Total Common Stocks
   (Cost $114,019,132)....................                   120,364,260
                                                             -----------

Preferred Stock--3.2%
COMMUNICATION EQUIPMENT
Nokia Corporation, ADR
   (Cost $3,900,740)......................      69,500         4,491,438
                                                             -----------

Short-Term Corporate                         Principal
  Notes--15.8%                                 Amount
                                             ---------
Countrywide Funding Corporation,
   5.47%, 5/1/97..........................  $1,300,000         1,300,000
Delaware Funding Corp.,
   5.45%, 5/8/97 (a)......................   3,050,000         3,046,768
Green Tree Financial Corp.,
   5.57%, 5/5/97..........................   2,800,000         2,798,267
   5.59%, 5/8/97..........................   3,800,000         3,795,138
Merrill Lynch & Co., Inc.,
   5.47%, 5/9/97..........................   4,000,000         3,995,870
Trident Capital Finance Inc.,
   5.53%, 5/14/97 (a).....................   3,500,000         3,493,010
Wood Street Funding Corp.,
   5.55%, 5/7/97 (a)......................   3,900,000         3,896,393
                                                             -----------

Total Short-Term Corporate Notes
   (Cost $22,325,446).....................                    22,325,446
                                                             -----------

Total Investments
   (Cost $140,245,318) (b)................       104.4%      147,181,144
Liabilities in Excess
   of Other Assets........................        (4.4)       (6,233,188)
                                                 -----     -------------
Net Assets................................       100.0%     $140,947,956
                                                 =====      ============
*   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $140,245,318, amounted to $6,935,826 which consisted of aggregate gross unrealized appreciation of $11,558,002 and aggregate gross unrealized depreciation of $4,622,176.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                       Class A(vii)                                    Class B
                                      --------------   ----------------------------------------------------------------------------

                                                                                                                          From
                                                                                                                      May 24, 1993
                                        Four Months    Six Months                                                    (commencement
                                           Ended          Ended                    Year Ended October 31,         of operations) to
                                         April 30,      April 30        --------------------------------------       October 31,
                                        1997(i)(ii)    1997(i)(ii)        1996            1995          1994          1993(ii)
                                       ------------    -----------     --------        ---------       -------     ---------------

Net asset value, beginning
   of period......................        $ 18.92     $  18.87         $  18.94        $   12.77       $  12.48         $  10.00
                                          -------     --------         --------        ---------       --------         --------
Net investment income (loss)......           (.01)        (.11)            (.25)(iii)       (.08)          (.11)            (.09)
Net realized and unrealized
   gain (loss) on investments.....           (.83)        (.24)            1.35             6.25            .68             2.57
                                          -------     --------         --------        ---------       --------         --------
Total from investment
   operations.....................           (.84)        (.35)            1.10             6.17            .57             2.48
Distributions from net
   realized gains.................             --         (.48)           (1.17)              --           (.28)              --
                                          -------     --------         --------        ---------       --------         --------
Net asset value, end of period....        $ 18.08     $  18.04         $  18.87        $   18.94      $   12.77         $  12.48
                                          =======     ========         ========        =========      =========         ========
Total Return(iv)..................          (4.4%)       (1.9%)            6.4%            48.3%           4.7%            24.8%
                                          =======     ========         ========        =========      =========         ========
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted)..............        $ 4,183     $136,765         $125,686         $ 54,016       $ 18,516         $  3,836
                                          =======     ========         ========        =========      =========         ========
  Ratio of expenses to average
     net assets...................          1.52%        2.27%            2.27%(v)         2.39%(v)      3.20%(v)          3.73%(v)
                                          =======     ========         ========        =========      =========         ========
 Decrease reflected in above
     expense ratio due to expense
     reimbursements(vi)...........             --           --              --               --            .07%             .80%
                                          =======     ========         ========        =========      =========         ========
 Ratio of net investment
     income (loss) to average
     net assets...................          (.63%)      (1.56%)         (1.33%)          (1.71%)        (2.32%)           (2.86%)
                                           =======    =========         ========        =========      =========         ========
  Portfolio Turnover Rate.........         77.52%       77.52%         113.95%          121.60%        127.40%            57.64%
                                          =======     ========         ========        =========      =========         ========
  Average Commission
     Rate Paid....................        $ .0686     $  .0686         $ .0690
                                          =======     ========         =======
(i)    Unaudited.
(ii)   Ratios have been annualized; total return has not been annualized.
(iii)  Amount was computed based on average shares outstanding during the period.
(iv)   Does not reflect the effect of any sales charges.
(v)    Reflects  total  expenses,  including  custody  fees  offset by  earnings credits resulting from balances  left  on deposit.
       The expense ratio net of earnings  credits  would  have been  2.26% and 2.34% for the years ended October 31, 1996 and 1995, respectively.  Expense ratios for the periods ended prior to October 31, 1995,  have been  reduced  to  reflect  the  effect of custody fees offset by earnings credits, if any.
(vi)   Represents expense reimbursements made pursuant to applicable state expense limits.
(vii)  Initially offered January 1, 1997.


                       See Notes to Financial Statements.

                                                                            -18-
THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1997

Common Stocks--95.5%                            Shares          Value
                                                -----           -----
AEROSPACE--7.5%
Allied Signal Inc...........................    31,800      $  2,297,550
Boeing Company (The)........................    51,700         5,098,912
Gulfstream Aerospace Corp.*.................    31,000           790,500
Sundstrand Corp.............................     9,500           463,125
United Technologies Corp....................    43,600         3,297,250
Wyman Gordon Co.*...........................    25,000           525,000
                                                            ------------
                                                              12,472,337
                                                            ------------

AGRICULTURE--.6%
Pioneer Hi-Bred International Inc...........    13,000           918,125
                                                            ------------

APPAREL--.7%
Nautica Enterprises Inc.*...................    25,000           553,125
Tommy Hilfiger Corporation*.................    14,500           576,375
                                                            ------------
                                                               1,129,500
                                                            ------------

BIO-TECHNOLOGY--.1%
BioChem Pharma Inc.*........................    10,000           179,840
                                                            ------------

BROADCASTING--.4%
Univision Communications Inc., Cl. A.*.......   20,000           680,000
                                                            ------------

BUSINESS SERVICES--.6%
Saville Systems PLC, ADR*...................    25,000         1,028,125
                                                            ------------

CHEMICALS--1.0%
Avery Dennison Corp.........................    25,500           937,125
Monsanto Co.................................    18,100           773,775
                                                            ------------
                                                               1,710,900
                                                            ------------

COMMUNICATIONS--.9%
WorldCom Inc.*..............................    62,700         1,504,800
                                                            ------------

COMMUNICATION
   EQUIPMENT--6.4%
Cisco Systems, Inc.*........................    53,000         2,742,750
LM EricssonTelephone Co., ADR,
   Cl. B....................................    14,500           487,562
Motorola, Inc...............................    46,500         2,662,125
Pairgain Technologies Inc.*.................    20,000           520,000
Tellabs, Inc.*..............................   106,900         4,262,638
                                                            ------------
                                                              10,675,075
                                                            ------------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--4.1%
Hewlett-Packard Company.....................    46,100         2,420,250
International Business Machines Corp........    20,500         3,295,375
Seagate Technology Inc.*....................    25,000         1,146,875
                                                            ------------
                                                               6,862,500
                                                            ------------

COMPUTER SERVICES--.9%
Sterling Commerce, Inc.*....................    56,500         1,461,938
                                                            ------------


COMPUTER SOFTWARE--10.4%
Electronics For Imaging Inc.*...............    98,000         3,846,500
Microsoft Corporation*......................    53,100         6,451,650
Oracle Corp.*...............................    87,800         3,490,050
Parametric Technology Corporation*..........    58,000         2,624,500
Structural Dynamics Research Corp.*.........    40,000           850,000
                                                            ------------
                                                              17,262,700
                                                            ------------

CONSUMER PRODUCTS--5.1%
Colgate Palmolive Co........................    21,700         2,408,700
Gillette Co.................................    60,000         5,100,000
Nabisco Holdings Corp., Cl. A...............    26,000           997,750
                                                            ------------
                                                               8,506,450
                                                            ------------

ENERGY &
   ENERGY SERVICES--4.0%
Diamond Offshore Drilling Inc.*.............    12,900           830,438
ENSCO International Inc.*...................    18,000           855,000
Reading & Bates Corp.*......................    81,000         1,812,375
Schlumberger Ltd............................    29,300         3,244,975
                                                            ------------
                                                               6,742,788
                                                            ------------

FINANCIAL SERVICES--10.0%
Chase Manhattan Corp........................    34,400         3,186,300
Citicorp....................................    44,600         5,023,075
Money Store Inc. (The)......................    92,200         1,993,825
Morgan Stanley Group Inc....................    49,200         3,105,750
Schwab (Charles) Corporation (The)..........    91,000         3,332,875
                                                            ------------
                                                              16,641,825
                                                            ------------

HEALTH CARE--.5%
McKesson Corp...............................    12,000           868,500
                                                            ------------

HEALTH MAINTENANCE
   ORGANIZATION--1.2%
Oxford Health Plans, Inc.*..................    31,300         2,061,888
                                                            ------------

INSURANCE--3.0%
American International Group, Inc...........    39,400         5,062,900
                                                            ------------

LEISURE &
   ENTERTAINMENT--.6%
Carnival Corporation, Cl. A.................    27,500         1,014,063
                                                            ------------

MEDICAL DEVICES--3.5%
Becton Dickinson & Co.......................    48,000         2,208,000
Hologic, Inc.*..............................    75,300         1,562,475
Medtronic, Inc..............................    11,700           810,225
ESC Medical Systems Ltd.....................    45,000         1,209,375
                                                            ------------
                                                               5,790,075
-                                                           ------------

                                                                        -19-
METALS--.5%
Titanium Metals Corporation*................    30,000      $    776,250
                                                            ------------

OIL & GAS--1.6%
Global Marine Inc*..........................    40,000           805,000
Halliburton Co..............................    20,500         1,447,813
Tidewater Inc...............................     9,700           389,212
                                                            ------------
                                                               2,642,025
                                                            ------------

PHARMACEUTICALS--9.3%
Bristol Myers Squibb Co.....................    47,500         3,111,250
Eli Lilly & Company.........................    58,200         5,114,325
Merck & Co.,Inc.............................    44,800         4,054,400
Pfizer Inc..................................     8,500           816,000
Warner-Lambert Co...........................    24,500         2,401,000
                                                            ------------
                                                              15,496,975
                                                            ------------

POLLUTION CONTROL--1.0%
USA Waste Services, Inc.*...................    48,600         1,591,650
                                                            ------------

RETAILING--5.2%
Gucci Group N.V.............................    30,300         2,102,062
Home Depot, Inc.............................    68,300         3,961,400
TJX Companies, Inc..........................    41,500         1,960,875
Wal-Mart Stores Inc.........................    23,500           663,875
                                                            ------------
                                                               8,688,212
                                                            ------------

SEMICONDUCTORS--13.8%
Adaptec, Inc.*..............................    69,000         2,553,000
Altera Corporation*.........................    93,400         4,629,184
Intel Corp..................................    23,400         3,583,125
Linear Technology Corporation...............    65,900         3,311,475
Maxim Integrated Products,Inc.*.............    52,300         2,765,362
Micron Technology Inc.*.....................    21,600           761,400
Texas Instruments, Incorporated.............    28,200         2,516,850
Xilinx, Inc.*...............................    60,000         2,940,000
                                                            ------------
                                                              23,060,396
                                                            ------------

SEMICONDUCTORS CAPITAL
   EQUIPMENT--2.4%
Applied Materials Inc.*...................      60,700         3,330,913
Kulicke & Soffa Industries Inc.*..........      23,000           642,573
                                                            ------------
                                                               3,973,486
                                                            ------------

MISCELLANEOUS--.2%
Loewen Group Inc..........................      12,400           356,500
                                                            ------------

Total Common Stocks
   (Cost $146,173,477)....................                   159,159,823
                                                            ------------

Preferred Stock--1.0%
COMMUNICATION EQUIPMENT
Nokia Corporation, ADR
   (Cost $1,318,571)......................      25,500         1,647,938
                                                            ------------

Short-Term Corporate                          Principal
Notes--3.8%                                     Amount
                                              ---------
Green Tree Financial Corp.,
   5.59%, 5/8/97..........................  $  150,000           149,837
Merrill Lynch & Co., Inc.,
   5.50%, 5/14/97.........................   3,250,000         3,243,545
Wood Street Funding Corp.,
   5.55%, 5/7/97 (a)......................   2,950,000         2,947,271
                                                            ------------

Total Short-Term Corporate Notes
   (Cost $6,340,653)......................                     6,340,653
                                                            ------------

Total Investments
   (Cost $153,832,701) (b)................       100.3%      167,148,414
Liabilities in
   Excess of Other Assets.................         (.3)         (445,944)
                                                ------      ------------
Net Assets................................       100.0%     $166,702,470
                                                ======      ============

  * Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $153,832,701, amounted to $13,315,713 which consisted of aggregate gross unrealized appreciation of $17,937,889 and aggregate gross unrealized depreciation of $4,622,176.

                       See Notes to Financial Statements.

                                                                            -20-

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period

                                               Class A(vii)                                        Class B
                                              -------------         ---------------------------------------------------------------

                                               Four Months    Six Months
                                                  Ended          Ended                         Year Ended October 31,
                                                April 30,      April 30,           -----------------------------------------------
                                               1997(ii)         1997(ii)             1996             1995             1994
                                              ------------    ------------       --------           -------            -----

Net asset value, beginning of period ....   $   21.59        $   21.62        $     18.62           $   11.11          $  10.00
                                            ----------       ---------       -- ---------           ---------          --------
Net investment income (loss) ............        (.01)            (.19)              (.34)(iii)         (0.47)(iii)       (0.47)
Net realized and unrealized gain
    on investments ......................         .11              .34               3.88                7.98              1.58
                                            ----------       ---------       -- ---------           ---------          --------
Total from investment operations ........         .10              .15               3.54                7.51              1.11
Distributions from net realized gains ...          --             (.14)              (.54)                 --                --
                                            ----------       ---------       ------------           ---------          --------
Net asset value, end of period ..........   $   21.69        $   21.63        $     21.62          $    18.62          $  11.11
                                            ==========       =========        ===========          ==========          ========
Total Return(iv) ........................         .5%              .7%             19.5%                67.6%             11.1%
                                            ==========       =========        ===========          ==========          ========
Ratios and Supplemental Data:
    Net assets, end of period
        (000's omitted) .................   $    7,805       $ 158,897        $   150,258          $   33,640          $  2,369
                                            ===========      =========        ===========          ==========          =========
   Ratio of expenses excluding
        interest to average net assets ..        1.47%            2.35%             2.44%               3.26%             4.13%
                                            ===========      =========        ===========          ==========          =========
Ratio of expenses including
        interest to average net assets ..        1.58%            2.50%             2.46%(v)            3.54%(v)          5.53%(v)
                                            ===========      =========        ===========          ==========          =========
  Decrease reflected in above
        expense ratios due to expense
        reimbursements(vi) ..............            --             --                 --                  --             0.85%
                                            ===========      =========        ===========          ==========          =========
   Ratio of net investment income
        (loss) to average net assets ....         (.71%)         (1.85%)           (1.61%)             (3.02%)             (5.12%)
                                            ===========      =========        ===========          ==========          =========

   Portfolio Turnover Rate .............         80.35%          80.35%           162.37%             197.65%             231.99%
                                            ===========      =========        ===========          ==========          =========
 Average Commission Rate Paid ........      $    .0699       $   .0699        $    .0647
                                            ===========      =========        ===========
    Amount of debt outstanding at end
        of period .......................            --             --        $ 7,700,000                  --          $ 651,000
                                            ===========      =========        ===========          ==========          =========
Average amount of debt
        outstanding during the period ...   $ 3,603,066      $3,603,066       $   239,966          $  293,153          $ 406,864
                                            ===========      ==========       ===========          ==========          =========
  Average daily number of shares
        outstanding during the period ...     7,381,854       7,381,854         4,852,286             543,270            191,676
                                            ===========      ==========       ===========          ==========          =========
 Average amount of debt per
        share during the period .........   $      0.49      $     0.49       $     0.05           $    0.54           $    2.12
                                            ===========      ==========       ===========          ==========          =========
(i)    Prior to March 27, 1995, the Alger Capital Appreciation Portfolio was the Alger Leveraged AllCap Portfolio.
(ii)   Unaudited. Ratios have been annualized; total return has not been annualized.
(iii)  Amount was computed based on average shares outstanding during the year.
(iv)   Does not reflect the effect of any sales charges.
(v)    Reflects  total  expenses,  including  custody  fees  offset by  earnings credits  resulting from balances left on deposit.
       The expense ratios net of earnings  credits  would have been 2.45% and 3.43% for the years ended October 31, 1996 and 1995, respectively.  The expense ratio for the year ended October 31, 1994, has been reduced to reflect the effect of custody fees offset by earnings credits.
(vi)   Represents expense reimbursements made pursuant to applicable state expense limits.
(vii)  Initially offered January 1, 1997.


                       See Notes to Financial Statements.

                                                                            -21-
THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 1997

Short-Term Corporate                           Principal
Notes--95.6%                                     Amount          Value
                                               ---------         ------

AGRICULTURE--2.6%
Cargill Inc.,
   5.39%, 5/6/97..........................   $ 6,300,000      $ 6,295,284
                                                              -----------

AUTOMOTIVE EQUIPMENT &
   SERVICES--3.0%
Eaton Corp.,
   5.48%, 5/27/97 (a).....................     6,300,000        6,275,066
Ford Motor Credit Corp.,
   5.53%, 5/1/97..........................     1,100,000        1,100,000
                                                              -----------
                                                                7,375,066
                                                              -----------
BANKS--18.6%
Banque Nationale de Paris.,
   5.50%, 5/20/97.........................    10,000,000        9,970,972
Caisse Centrale Desjardins
   Du Quebec.,
   5.58%, 5/2/97..........................     3,850,000        3,849,403
Great Western Bank, FSB,
   5.56%, 6/4/97..........................     4,600,000        4,575,845
Industrial Bank of Japan Limited,
   5.63%, 6/3/97..........................     9,000,000        8,953,553
Oak Funding Corp.,
   5.60%, 5/12/97.........................     6,500,000        6,488,878
Ryobi Finance Corp.,
   5.62%, 6/3/97..........................     4,000,000        3,979,393
Toronto Dominion Holdings (USA),
   5.34%, 7/8/97..........................     8,400,000        8,315,272
                                                              -----------
                                                               46,133,316
                                                              -----------

ELECTRONICS--5.8%
Hitachi Credit America Corp.,
   5.35%, 5/1/97..........................     5,000,000        5,000,000
Toshiba Capital (Asia) Ltd.,
   5.53%, 5/20/97.........................     4,000,000        3,988,325
Toshiba America Inc.,
   5.33%, 6/30/97.........................     5,500,000        5,451,142
                                                              -----------
                                                               14,439,467
                                                              -----------
FINANCE--20.9%
BAT Capital Corp.,
   5.50%, 5/20/97.........................     9,225,000        9,198,222
Cades.,
   5.32%, 6/24/97.........................    11,400,000       11,011,422
FP Funding Corp.,
   5.40%, 7/2/97 (a)......................     5,000,000        4,953,500

FINANCE--(cont.)
Industrial Funding Corp.,
   5.60%, 5/22/97.........................     5,000,000        4,983,667
Progress Capital Corp.,
   5.52%, 5/21/97.........................     8,000,000        7,975,467
Progress Funding Corp. Series A,
   5.63%, 5/22/97 (a).....................     5,000,000        4,983,579
Sanwa Business Credit Corp.,
   5.56%, 5/16/97.........................     5,000,000        4,988,417
Sigma Finance Corp.,
   5.35%, 5/13/97 (a).....................     4,000,000        3,992,866
                                                              -----------
                                                               52,087,410
                                                              -----------

FINANCIAL SERVICES--5.2%
Dean Witter, Discover & Co.,
   5.30%, 5/1/97..........................     5,800,000        5,800,000
Merrill Lynch & Co., Inc.,
   5.48%, 5/2/97..........................     7,000,000        6,998,934
                                                              -----------
                                                               12,798,934
                                                              -----------

LEASING--4.7%
Mitsui & Co.,
   5.53%, 5/27/97.........................    11,750,000       11,703,072
                                                              -----------

MACHINERY & EQUIPMENT--1.3%
Cooperative Association of
   Tractor Dealers Inc.,
   5.53%, 5/5/97..........................     3,300,000        3,297,972
                                                              -----------


MORTGAGE COMPANIES--5.8%
Countrywide Funding Corporation,
   5.47%, 5/1/97..........................     4,800,000        4,800,000
Reliastar Mortgage Corp.,
   5.36-5.52%, 5/13/97-5/22/97............     9,500,000        9,475,143
                                                              -----------
                                                               14,275,143
                                                              -----------

OIL--3.8%
Petrofina (DE) Inc.,
   5.48-5.50%, 5/12/97-5/16/97 (a)........     9,415,000        9,396,215
                                                              -----------

RETAIL MERCHANDISING--4.2%
Southland Corp.,
   5.35-5.58%, 5/14/97-6/17/97............    10,500,000       10,452,950
                                                              -----------

                                                                            -22-
THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 1997

Short-Term Corporate                           Principal
Notes--95.6%                                     Amount          Value
                                               ---------         ------
REAL ESTATE--4.0%
Yorkshire Building Society,
   5.33%, 6/9/97..........................   $10,000,000      $ 9,942,258
                                                              -----------


TOBACCO--4.0%
Philip Morris Companies, Inc.,
   5.52%, 6/9/97..........................    10,000,000        9,940,200
                                                              -----------


UTILITIES--11.7%
Carolina Power and Light Co.,
   5.60%, 5/5/97..........................     7,000,000        6,995,645
Consolidated Natural Gas Co.,
   5.45%, 5/2/97..........................    11,750,000       11,748,221
National Rural Utilities
   Cooperative Finance Corp.,
   5.32-5.33%, 5/5/97.....................    10,200,000       10,193,965
                                                              -----------
                                                               28,937,831
                                                              -----------

Total Short-Term Corporate Notes
   (Cost $237,074,848)....................                    237,074,848
                                                              -----------

Certificate of Deposit--2.4%

Banco Espirito Santo E Commercial,
   5.71%, 7/28/97
   (Cost $6,000,000)......................     6,000,000        6,000,000
                                                              -----------

Total Investments
   (Cost $243,074,848) (b)................         98.0%      243,074,848
Other Assets in
   Excess of Liabilities..................          2.0         4,919,069
                                                  -----      ------------
Net Assets................................        100.0%     $247,993,917
                                                  =====      ============

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

                                                                            -23-

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                         Six Months
                                            Ended                                      Year Ended October 31,
                                           April 30,     --------------------------------------------------------------------------
                                            1997(i)         1996          1995          1994              1993             1992
                                          ---------      --------      --------       --------         --------         --------

Net asset value, beginning
   of period......................        $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000         $ 1.0000         $ 1.0000
                                          --------       --------      --------       --------         --------         --------

Net investment income.............           .0231          .0521         .0573          .0374            .0304            .0424

Dividends from net
   investment income..............          (.0231)        (.0521)       (.0573)        (.0374)          (.0304)          (.0424)
                                          --------       --------      --------       --------         --------         --------

Net asset value, end of period....        $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000         $ 1.0000         $ 1.0000
                                          ========       ========      ========       ========         ========         ========

Total Return......................            2.3%           5.3%          5.9%           3.8%             3.1%             4.3%
                                          ========       ========      ========       ========         ========         ========

Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted)..............        $247,994       $285,702      $185,822       $163,170         $126,567         $135,288
                                          ========       ========      ========       ========         ========         ========

  Ratio of expenses to
     average net assets...........            .85%           .41%(ii)      .29%(ii)       .27%(ii)         .41%(ii)         .25%(ii)
                                          ========       ========      ========       ========         ========         ========

  Decrease reflected in above
     expense ratios due to
     expense reimbursements
     and management fee
     waivers......................            --             .38%          .50%           .50%             .50%             .60%
                                          ========       ========      ========       ========         ========         ========

  Ratio of net investment
     income to average
     net assets...................           4.65%          5.18%         5.73%          3.78%            3.04%            4.30%
                                          ========       ========      ========       ========         ========         ========


(i)   Unaudited. Ratios have been annualized; total return has not been annualized.
(ii)  Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been .40% and .27% for the years ended October 31, 1996 and  1995,  respectively.  Expense  ratios  for the years  ended  prior to
      October 31, 1995,  have been reduced to reflect the effect of custody fees offset by earnings credits, if any.

                       See Notes to Financial Statements.


THE ALGER FUND
STATEMENTS OF ASSETS AND  LIABILITIES
(in thousands, except per share amounts) (Unaudited)
April 30, 1997
                                                               Small                                      Capital
                                                              Capital-                       MidCap        Appre-           Money
                                               Growth         ization        Balanced        Growth        ciation         Market
ASSETS:                                       Portfolio      Portfolio       Portfolio     Portfolio     Portfolio       Portfolio
                                              ---------      ---------       ---------     ---------     ---------       ---------

Investments in securities, at value
   (identified cost*)-see accompany-
   ing schedules of investments ...........    $277,544        $447,603       $11,760       $147,181       $167,148       $243,075
Cash ......................................          --              --            16             --             19          4,086
Receivable for investment
   securities sold.........................      10,758           7,962           169          2,983          7,252             --
Receivable for shares of beneficial
   interest sold...........................         688             821            63            332            963          2,233
Dividends and interest
   receivable..............................         132              57            82             14             72              3
Prepaid expenses and other assets..........          23              27            13             14             --             27
                                               --------        --------       -------       --------       --------       --------
    Total Assets...........................     289,145         456,470        12,103        150,524        175,454        249,424
                                               --------        --------       -------       --------       --------       --------

LIABILITIES:
Payable for investment
   securities purchased....................       2,853           4,549            62          9,052          7,942             --
Bank overdraft.............................          32             497            --             39             --             --
Payable for shares of beneficial
   interest redeemed.......................         390           2,461            16            117            266            985
Interest payable...........................          --              --            --             --             90             --
Accrued investment management fees.........         175             322             8             90            110             99
Accrued distribution fees Class-B..........         156             281             7             83             95             --
Accrued shareholder servicing fees.........          58              95             3             28             32             --
Dividends payable-Note 2(c)................          --              --            --             --             --             13
Accrued expenses...........................         349             504            29            167            217            333
                                               --------        --------       -------       --------       --------       --------
    Total Liabilities......................       4,013           8,709           125          9,576          8,752          1,430
                                               --------        --------       -------       --------       --------       --------
NET ASSETS ...............................     $285,132        $447,761       $11,978       $140,948       $166,702       $247,994
                                               ========        ========       =======       ========       ========       ========

Net Assets Consist of:
   Paid-in capital.........................    $235,255        $435,454       $10,353       $132,671       $154,932       $248,064
  Undistributed net investment
     income (accumulated loss).............      (5,818)        (30,294)          (52)        (3,102)        (3,499)            --
  Undistributed net realized
     gain (accumulated loss)...............      21,020         (11,257)          699          4,443          1,953            (70)
  Net unrealized appreciation..............      34,675          53,858           978          6,936         13,316             --
                                               --------        --------       -------       --------       --------       --------
NET ASSETS ...............................     $285,132        $447,761       $11,978       $140,948       $166,702       $247,994
                                               ========        ========       =======       ========       ========       ========

Class A
  Net Asset Value Per Share ...............    $   9.69        $   8.10       $ 14.37       $  18.08       $  21.69             --
                                               ========        ========       =======       ========       ========       ========
  Offering Price Per Share.................    $  10.17        $   8.50       $ 15.09       $  18.98       $  22.77             --
                                               ========        ========       =======       ========       ========       ========

Class B
  Net Asset Value and Offering Price
  Per Share.......... .....................    $   9.66        $   8.08       $ 14.34        $ 18.04       $  21.63        $  1.00
                                               ========        ========       =======       ========       ========       ========
Shares of beneficial interest
   outstanding-Note 6
  Class A..................................       3,933           1,110            20            231            360             --
                                               ========        ========       =======       ========       ========       ========
  Class B..................................      25,558          54,331           816          7,580          7,346        248,063
                                               ========        ========       =======       ========       ========       ========
*Identified cost.........................      $242,869        $393,745       $10,782       $140,245       $153,832       $243,075
                                               ========        ========       =======       ========       ========       ========

                       See Notes to Financial Statements.

                                                                            -25-

THE ALGER FUND
STATEMENTS OF OPERATIONS (in thousands) (Unaudited)
For the six months ended April 30, 1997


                                                                Small                                  Capital
                                                              Capital-                     MidCap        Appre-        Money
                                                Growth        ization      Balanced       Growth        ciation       Market
INVESTMENT INCOME:                            Portfolio      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                              ---------      ---------     ---------     ---------     ---------     -----------

Income:
  Dividends .............................     $  1,101       $      458       $    31       $    218      $     481     $      --
  Interest ..............................          392              918           160            282             40         6,221
                                              --------       ----------       -------       --------      ---------     ---------

  Total Income...........................        1,493            1,376           191            500            521         6,221
Expenses:
  Management fees-Note 3(a)..............        1,094            2,310            47            561            689           565
  Distribution fees, Class-B-Note 3(b)...        1,063            2,030            46            523            603            --
  Shareholder servicing fees-Note 3(f)...          365              680            16            175            203            --
  Interest on line of credit
  utilized-Note 5........................           --               --            --             --            115            --
  Custodian fees.........................           27               54             4             17             17            21
  Transfer agent fees and
     expenses-Note 3(e)..................          392              614            28            210            325           301
  Professional fees......................           15               16             7             14              7             7
  Trustees' fees.........................            3                3             3              3              3             3
  Registration fees......................           61               87            28             54             47            54
  Miscellaneous..........................           28               46             3             31              7            13
                                              --------       ----------       -------       --------      ---------     ---------
    Total Expenses.......................        3,048            5,840           182          1,588          2,016           964
                                              --------       ----------       -------       --------      ---------     ---------
NET INVESTMENT
   INCOME (LOSS).........................       (1,555)          (4,464)            9         (1,088)        (1,495)        5,257
                                              --------       ----------       -------       --------      ---------     ---------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..       19,601          (23,302)          702          3,779            235            (6)
Net change in unrealized appreciation
  (depreciation) on investments..........       (5,147)         (33,781)         (276)        (6,312)         1,346            --
                                              --------       ----------       -------       --------      ---------     ---------

Net realized and unrealized
  gain (loss) on investments.............       14,454          (57,083)          426         (2,533)         1,581            (6)
                                              --------       ----------       -------       --------      ---------     ----------

  NET INCREASE (DECREASE) IN
    NET ASSETS RESULTING
     FROM OPERATIONS.....................     $ 12,899       $(61,547)        $ 435        $(3,621)       $      86      $  5,251
                                              ========       ========         =====        =======        =========      ========

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO STATEMENT OF CASH FLOWS (in thousands) (Unaudited) For the six months ended April 30, 1997

Increase (decrease) in cash:
Cash flows from operating activities:
    Dividends received ..........................................   $     435
    Interest received ...........................................          40
    Interest paid ...............................................         (37)
    Operating expenses paid .....................................      (1,864)
    Purchase of investment securities ...........................    (131,580)
    Purchase of short-term securities, net ......................      (6,341)
    Proceeds from disposition of investment securities ..........     129,966
    Other .......................................................           7
                                                                    ---------

        Net cash used in operating activities ...................      (9,374)
                                                                    ---------

Cash flows from financing activities:
       Dividends paid ...........................................        (970)
    Proceeds from shares sold and dividends reinvested ..........     120,061
    Payments on shares redeemed .................................    (102,079)
    Decrease in bank borrowings .................................      (7,700)
                                                                    ---------

           Net cash provided by financing activities ............       9,312
                                                                    ---------

Net decrease in cash ............................................         (62)
Cash--beginning of period .......................................          81
                                                                    ---------
Cash--end of period .............................................   $      19
                                                                    =========

Reconciliation  of net  increase  in net  assets to
  net cash  used in  operating activities:
       Net increase in net assets resulting from operations......          86
       Increase in investments ..................................      (5,712)
       Increase in interest and dividends receivable ............         (46)
       Increase in receivable for investment securities sold ....      (3,013)
       Increase in payable for investment securities purchased ..         774
       Net realized gain ........................................        (235)
       Net increase in unrealized appreciation ..................      (1,346)
       Increase in accrued expenses and other liabilities .......         115
       Net decrease in other assets .............................           3
                                                                    ---------

           Net cash used in operating activities ................   $  (9,374)
                                                                    =========

                       See Notes to Financial Statements.

                                                                            -27-

THE ALGER FUND
STATEMENTS  OF  CHANGES IN NET ASSETS  (in  thousands)  (Unaudited)
For the six months ended April 30, 1997
                                                                       Small                                  Capital
                                                                      Capital-                  MidCap          Appre-      Money
                                                           Growth     ization      Balanced     Growth        ciation      Market
                                                         Portfolio   Portfolio     Portfolio   Portfolio     Portfolio    Portfolio
                                                       -----------  ----------    ----------   ---------     ---------    ---------

Net investment income (loss)...................         $ (1,555)    $ (4,464)    $     9      $ (1,088)     $ (1,495)     $ 5,257
Net realized gain (loss)
   on investments..............................           19,601      (23,302)        702         3,779           235           (6)
Net change in unrealized appreciation
   (depreciation) on investments...............           (5,147)     (33,781)       (276)       (6,312)        1,346           --
                                                        --------     --------     -------      --------      --------     --------

    Net increase (decrease) in net assets resulting
       from operations.........................           12,899      (61,547)        435        (3,621)           86        5,251
Dividends to shareholders--Class B:
  Net investment income........................               --           --         (50)           --            --       (5,257)
  Net realized gains...........................           (8,740)     (93,115)       (288)       (3,458)         (970)          --
Additional paid-in capital.....................               --          578          --            --            --           --
Net increase (decrease) from shares of beneficial
   interest transactions-Note 6
  Class A......................................           38,400        9,512         284         4,308         7,795           --
  Class B......................................          (23,634)      38,461      (1,895)       18,033         9,533      (37,702)
                                                        --------     --------     -------      --------      --------     --------

Total increase (decrease)......................           18,925     (106,111)     (1,514)       15,262        16,444      (37,708)
Net Assets:
   Beginning of period.........................          266,207      553,872      13,492       125,686       150,258      285,702
                                                        --------     --------     -------      --------      --------     --------
   End of period...............................         $285,132     $447,761     $11,978      $140,948      $166,702     $247,994
                                                        ========     ========     =======      ========      ========     ========

Undistributed net investment
   income (accumulated loss)..................          $ (5,818)    $(30,294)    $   (52)     $ (3,102)    $  (3,499)          --
                                                        ========     ========     =======      ========      ========     ========

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 1996
                                                                       Small                                  Capital
                                                                      Capital-                  MidCap          Appre-      Money
                                                           Growth     ization      Balanced     Growth        ciation      Market
                                                         Portfolio   Portfolio     Portfolio   Portfolio     Portfolio    Portfolio
                                                       -----------  ----------    ----------   ---------     ---------    ---------

Net investment income (loss)..................          $ (1,857)    $ (8,359)    $    51      $ (1,197)     $ (1,631)    $ 12,586
Net realized gain (loss)
   on investments.............................             8,966       94,157         280         3,375         2,538          (14)
Net change in unrealized appreciation
   (depreciation) on investments..............            10,513      (69,790)        399         3,534        10,813           --
                                                        --------     --------     -------      --------      --------     --------

    Net increase in net assets
       resulting from operations..............            17,622       16,008         730         5,712        11,720       12,572
Dividends to shareholders--Class B:
  Net investment income.......................                --           --          (7)           --            --      (12,586)
  Net realized gains..........................           (10,925)     (26,253)       (125)       (3,809)       (1,331)          --
Net increase from shares of beneficial
   interest transactions-Note 6...............           105,226      100,399       6,680        69,767       106,229       99,894
                                                        --------     --------     -------      --------      --------     --------

      Total increase..........................           111,923       90,154       7,278        71,670       116,618       99,880
Net Assets:
   Beginning of year..........................           154,284      463,718       6,214        54,016        33,640      185,822
                                                        --------     --------     -------      --------      --------     --------

  End of year.................................          $266,207     $553,872     $13,492      $125,686      $150,258     $285,702
                                                        ========     ========     =======      ========      ========     ========

Undistributed net investment
   income (accumulated loss)..................          $ (4,263)    $(25,830)    $   (11)     $ (2,014)     $ (2,004)    $     --
                                                        ========     ========     =======      ========      ========     ========

                       See Notes to Financial Statements.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1- General:

      The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). Each Portfolio, other than the Money Market Portfolio, offers Class A and Class B shares. Class A shares, which were first offered on January 1, 1997, are generally subject to an initial sales charge and Class B shares are generally subject to a deferred sales charge. Each class has identical rights to assets and earnings except that only Class B shares have a plan of distribution and bear the related expenses.


NOTE 2- Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

      The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

      With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each class will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares.

(d) Federal Income Taxes: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 1996, the net capital loss carryforwards of the Money Market Portfolio which may be used to offset future net realized gains were approximately $62,000, and expire between 1997 and 2004.

                                                                            -29-
THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

(e) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated between the Portfolio's classes based on relative net assets, with the exception of distribution fees which are only applicable to Class B shares.

(f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3- Investment Management Fees and Other Transactions with Affiliates:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of Investment Management Agreements (the "Agreements") with Fred
Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

  Growth Portfolio............................................   .75%
  Small Capitalization Portfolio..............................   .85
  Balanced Portfolio..........................................   .75
  MidCap Growth Portfolio.....................................   .80
  Capital Appreciation Portfolio..............................   .85
  Money Market  Portfolio.....................................   .50

(b) DISTRIBUTION FEES: The Fund has adopted an Amended and Restated Plan of Distribution (the "Plan") pursuant to which Class B shares of each Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising and marketing Class B shares of the Fund's Portfolios. The distribution fee is not to exceed .75% of the average daily net assets of the Class B shares of the designated Portfolio. If in any month, the costs incurred by the Distributor are in excess of the distribution fees charged to the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 1997, such excess carried forward was approximately $7,738,000, $16,201,000, $254,000, $3,201,000 and $1,934,000 for Class B shares of the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below. The Distributor has entered into arrangements with broker/dealers for the sale of Class B shares of certain of the Fund's Portfolios. In connection with these arrangements, the Distributor has agreed to pay these broker/dealers, with respect to the Class B shares sold, from its distribution fee received from the Portfolios.

(c) SALES CHARGES: The purchases and sales of shares of the Fund, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 1997, the initial and contingent deferred sales charges retained by the Distributor were approximately $17,000 and $2,156,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS: During the six months ended April 30, 1997, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the

                                                                            -30-
THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Distributor  commissions of $381,760,  $601,417,  $9,894, $214,319 and $220,031,
respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 1997, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $231,670, $441,400, $21,935, $149,735, $244,450 and $156,380, respectively, for services provided by Alger Services. In addition, during the six months ended April 30, 1997, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $160,000, $173,000, $6,125, $60,000, $80,600 and $144,800, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of the Portfolios' average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services. At April 30, 1997, Alger Management and its affiliates owned 786,212 Class B shares, 768,322 Class B shares, 1,336 Class B shares, 233,298 Class B shares, 102,899 Class B shares and 4,677,551 shares of the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio, respectively.

During the six months ended April 30, 1997, Alger Management contributed additional paid-in capital of approximately $577,653 to the Small Capitalization Portfolio for the purpose of correcting an error.

NOTE 4- Securities Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 1997 (in thousands):

                                             Purchases              Sales
                                             ---------              ------

Growth Portfolio................              $179,871            $176,280
Small Capitalization
  Portfolio.....................               317,330             385,767
Balanced Portfolio..............                 5,814               4,934
MidCap Growth
  Portfolio.....................               111,746             101,332
Capital Appreciation
  Portfolio.....................               132,354             132,979

NOTE 5- Lines of Credit:

      The Capital Appreciation Portfolio has lines of credit with banks whereby it may borrow up to 1/3 of its assets, as defined, up to a maximum of $45,000,000. Such borrowings have variable interest rates and are payable on demand. For the six months ended April 30, 1997, the Portfolio had borrowings which averaged $3,603,066 at a weighted average interest rate of 6.36%.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)


NOTE 6- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into two separate classes. During the six months ended April 30, 1997, transactions of shares of beneficial interest were as follows:

                                                  FOR THE SIX MONTHS ENDED                            FOR THE YEAR ENDED
                                                       APRIL 30, 1997                                  OCTOBER 31, 1996
                                             SHARES                      AMOUNT                 SHARES                  AMOUNT
                                             ------                      ------                -------                  ------

Alger Growth Portfolio
  Class A:*
    Shares sold....................        5,443,190               $ 53,207,658                        --                      --

    Shares redeemed................       (1,509,693)               (14,807,814)                       --                      --
                                          ----------               ------------                ----------             ------------
                                                                                                       --                      --
    Net increase...................        3,933,497               $ 38,399,844                        --                      --
                                          ==========               ============                ==========             ============

  Class B:
    Shares sold....................       11,655,615               $114,442,396                20,439,840             $185,976,149
    Dividends reinvested...........          887,671                  8,477,253                 1,233,917               10,587,010
                                          ----------               ------------                ----------             ------------

                                          12,543,286                122,919,649                 21,673,757             196,563,159
    Shares redeemed................      (15,047,400)              (146,553,289)              (10,053,996)             (91,337,193)
                                          ----------               ------------                ----------             ------------

    Net increase (decrease)........       (2,504,114)              $(23,633,640)               11,619,761             $105,225,966
                                          ==========               ============                ==========             ============


Alger Small Capitalization Portfolio
  Class A:*
    Shares sold....................         2,344,420              $  19,859,434                       --                       --

    Shares redeemed................        (1,234,423)               (10,347,321)                      --                       --
                                          ----------               ------------                ----------             ------------

    Net increase...................         1,109,997              $   9,512,113                       --                       --
                                          ==========               ============                ==========             ============

  Class B:
    Shares sold....................       50,192,210               $476,269,786                65,877,346             $715,329,513
    Dividends reinvested...........        9,868,408                 89,901,198                 2,431,612               25,264,448
                                          ----------               ------------                ----------             ------------

                                          60,060,618                566,170,984                 68,308,958             740,593,961
    Shares redeemed................      (56,734,048)              (527,709,489)              (58,979,523)            (640,194,617)
                                          ----------               ------------                ----------             ------------

    Net increase...................        3,326,570               $ 38,461,495                 9,329,435             $100,399,344
                                          ==========               ============                ==========             ============


Alger Balanced Portfolio
  Class A:*
    Shares sold....................           21,975               $    315,411                        --                       --

    Shares redeemed................           (2,160)                   (31,337)                       --                       --
                                          ----------               ------------                ----------             ------------

    Net increase...................           19,815               $    284,074                        --                       --
                                          ==========               ============                ==========             ============

  Class B:
    Shares sold....................          313,875               $  4,515,745                 1,054,356             $ 14,459,376
    Dividends reinvested...........           23,152                    328,056                     9,599                  129,105
                                          ----------               ------------                ----------             ------------

                                             337,027                  4,843,801                  1,063,955              14,588,481
    Shares redeemed................         (471,261)                (6,738,625)                 (571,454)              (7,908,926)
                                          ----------               ------------                ----------             ------------

    Net increase (decrease)........         (134,234)              $ (1,894,824)                  492,501             $  6,679,555
                                          ==========               ============                ==========             ============

                                                                            -32-

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

                                          FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                               APRIL 30, 1997                     OCTOBER 31, 1996
                                        SHARES               AMOUNT            SHARES           AMOUNT
                                        ------               ------           -------           ------

Alger MidCap Growth Portfolio
  Class A:*
    Shares sold ....................         689,314    $  12,570,510                   --               --
    Shares redeemed ................        (458,009)      (8,262,055)                  --               --
                                       -------------    -------------        -------------    -------------

    Net increase ...................         231,305    $   4,308,455                   --               --
                                       =============    =============        =============    =============

  Class B:
    Shares sold ....................       3,167,285    $  60,485,482            5,967,864    $ 109,772,851
    Dividends reinvested ...........         176,660        3,335,332              208,813        3,587,405
                                       -------------    -------------        -------------    -------------
                                           3,343,945       63,820,814            6,176,677      113,360,256
    Shares redeemed ................      (2,423,434)     (45,788,045)          (2,369,463)     (43,593,307)
                                       -------------    -------------        -------------    -------------
    Net increase ...................         920,511    $  18,032,769            3,807,214    $  69,766,949
                                       =============    =============        =============    =============

Alger Capital Appreciation Portfolio
  Class A:*
    Shares sold ....................         794,115    $  16,925,487                   --               --
    Shares redeemed ................        (434,233)      (9,130,056)                  --               --
                                       -------------    -------------        -------------    -------------
    Net increase ...................         359,882    $   7,795,431                   --               --
                                       =============    =============        =============    =============

  Class B:
    Shares sold ....................       4,625,631    $ 101,613,263            9,017,193    $ 187,170,688
    Dividends reinvested ...........          43,004          941,804               69,287        1,293,585
                                       -------------    -------------        -------------    -------------
                                           4,668,635      102,555,067            9,086,480      188,464,273
    Shares redeemed ................      (4,271,464)     (93,022,340)          (3,944,113)     (82,235,369)
                                       -------------    -------------        -------------    -------------
    Net increase ...................         397,171    $   9,532,727            5,142,367    $ 106,228,904
                                       =============    =============        =============    =============

Alger Money Market Portfolio:
    Shares sold ....................     691,276,098    $ 691,276,098          903,938,157    $ 903,938,157
    Dividends reinvested ...........       4,762,285        4,762,285           11,911,938       11,911,938
                                       -------------    -------------        -------------    -------------
                                         696,038,383      696,038,383          915,850,095      915,850,095
    Shares redeemed ................    (733,740,772)    (733,740,772)        (815,956,070)    (815,956,070)
                                       -------------    -------------        -------------    -------------

    Net increase (decrease) ........     (37,702,389)   $ (37,702,389)          99,894,025    $  99,894,025
                                       =============    =============        =============    =============

*Initially offered January 1, 1997.

The Alger Fund
75 Maiden Lane
New York, N.Y. 10038
(800) 992-3863
-------------------------------------------------------------------------------
Board of Trustees
Fred M. Alger, CHAIRMAN
David D. Alger
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent
-------------------------------------------------------------------------------
Investment Manager
Fred Alger Management, Inc.
75 Maiden Lane
New York, N.Y. 10038
-------------------------------------------------------------------------------
Distributor
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302
-------------------------------------------------------------------------------
Transfer Agent
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302
-------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

REP 47
===============================================================================
  THE|
ALGER| MEETING THE CHALLENGE
 FUND| OF INVESTING

                             Alger Growth Portfolio

                      Alger Small Capitalization Portfolio

                            Alger Balanced Portfolio

                          Alger MidCap Growth Portfolio

                      Alger Capital Appreciation Portfolio

                          Alger Money Market Portfolio


SEMI-ANNUAL| April 30, 1997
     REPORT| (Unaudited)